UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-8096

TD ASSET MANAGEMENT USA FUNDS INC.

(FORMERLY KNOWN AS TD WATERHOUSE INVESTORS FAMILY OF FUNDS, INC.)

(Exact name of registrant as specified in charter)

31 West 52nd Street, New York, New York 10019

(Address of principal executive offices) (Zip code)

David A Hartman, President, TD Asset Management USA Funds Inc.

(Name and address of agent for service)

Registrant’s telephone number, including area code:	212-827-7061

Date of fiscal year end:	October 31, 2005

Date of reporting period:	October 31, 2005

        Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

        Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

Annual Report October 31, 2005

TD Waterhouse Family of Funds, Inc.

Money Market Portfolio

U.S. Government Portfolio

Municipal Portfolio

California Municipal Money Market Portfolio

New York Municipal Money Market Portfolio

TD WATERHOUSE FAMILY OF FUNDS, INC.
Board of Directors and Executive Officers

DIRECTORS

George F. Staudter†	Lawrence J. Toal
Independent Financial Consultant	Retired Chairman, President and CEO of Dime Savings Bank and Former President and CEO of Dime Bancorp, Inc.

Richard W. Dalrymple	Peter B. M. Eby
Chairman of CheckSpring Community Corp.	Corporate Director

EXECUTIVE OFFICERS

George O. Martinez*	Christopher Salfi
President and Chief Executive Officer	Treasurer and Chief Financial Officer

Michele R. Teichner
Chief Compliance Officer

*	Affiliated Person of the Distributor
†	Interested Director

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TD WATERHOUSE FAMILY OF FUNDS, INC.
Service Providers

Investment Manager & Administrator TD Asset Management USA Inc. 100 Wall Street New York, NY 10005	Transfer Agent National Investor Services Corp. 100 Wall Street New York, NY 10005

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036	Shareholder Servicing TD Waterhouse Investor Services, Inc. 100 Wall Street New York, NY 10005 Customer Service Department 1-800-934-4448

Custodian The Bank of New York One Wall Street New York, NY 10286	Legal Counsel Shearman & Sterling LLP 599 Lexington Avenue New York, NY 10022

Distributor Funds Distributor, Inc. 100 Summer Street Boston, MA 02110	Independent Directors Counsel Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019

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TD WATERHOUSE FAMILY OF FUNDS, INC.

Commentary

Market Review

Financial markets were not without their ups and downs during the fiscal year ended October 31, 2005, but in the end both stocks and bonds posted positive returns for the 12-month reporting period.

After a strong finish to 2004 amid optimism about the U.S. economic expansion, markets became unsettled in the early part of 2005 as rising oil prices sparked fears that U.S. inflation might accelerate and lead the Federal Reserve Open Market Committee (Federal Reserve) to increase interest rates at a faster pace than first thought.

The Federal Reserve continued the monetary tightening it began in the middle of 2004 when the federal funds rate was at a four-decade low of 1.0%. At each of its nine policy meetings in the past year, the central bank lifted the federal funds rate by a quarter-point to 4.0%. In all, the Federal Reserve has raised rates a dozen times in an effort to push short-term interest rates to a neutral level — estimated to be between 3.0% and 5.0% — that would help keep inflation in check but not derail the economic expansion.

Reports continued to show that the economy was growing at a robust pace. GDP (gross domestic product) for the third quarter of 2005 grew at a better-than-expected annualized rate of 3.8%. It was the 10th consecutive quarter of 3%-plus growth, the longest such stretch in 20 years. The economy seemed to be holding up despite the impact of Hurricanes Katrina and Rita during the period.

The fourth calendar quarter is expected to slow moderately due to lingering economic disruptions from the Gulf Coast storms, including the high energy prices that could weigh on consumer spending. But early indications suggest growth may be stronger than previously thought. For example, manufacturing expanded for the 28th straight month in October and registered its highest level in 2005 due in part to rebuilding efforts in the Gulf Coast. In the same month, the economy created a disappointing 56,000 jobs, but the six-month average growth was a reasonable 129,000. We believe that job growth should bounce back before long as the economy powers along. And retail sales rose a healthy 0.9% after excluding weak auto sales, likely a reflection of strong incentive-induced summer buying.

At the same time, the Federal Reserve has voiced a growing concern that inflation may be picking up because of high energy prices. The overall Consumer Price Index rose 4.3% for the 12 months ending October 31. The more closely watched core rate, which excludes the volatile food and energy components, increased a more modest 2.1% for the same period. That may provide some comfort that so far high energy prices have had a limited impact on broader consumer prices. Nonetheless, the Federal Reserve has shown no sign that it intends to stop raising interest rates just yet. Indeed, Ben Bernanke, a former Federal Reserve governor recently appointed to replace Alan Greenspan as chairman of the Federal Reserve

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on February 1, 2006, has indicated that his approach to monetary policy to contain inflation will differ little from that of his predecessor.

A major factor in the outlook for interest rates remains whether oil prices will stay high and stoke inflation and slow economic growth. The price of crude hit a record-high of nearly $70 a barrel as Hurricane Katrina struck, putting Gulf of Mexico oil producers out of commission and raising concerns about supply disruptions. Prices have since eased.

Judging by the moves in bond yields, investors seemed to be of two minds over the 12-month reporting period. Short-term rates rose because investors saw the Federal Reserve on a steady course of tightening monetary policy and feared inflation might accelerate if energy prices stayed high. Long-term rates, on the other hand, failed to move up in tandem because the bond market appeared more worried about high oil prices eventually slowing the economy than igniting inflation any time soon. Not until inflation worries began to mount in October did the yield on the 10-year government bond, for example, make a definitive move up to around 4.58%. That was above the 4.03% it was a year earlier but still below the 4.69% level it was at when the Federal Reserve began raising rates in June 2004. Meanwhile, short-term rates continued to rise pretty much in step with the federal funds rate.

Stocks perked up in the second half of the fiscal year, as economic activity continued to accelerate, while inflation remained subdued. However, the prospect of higher interest rates took some of the shine off both stocks and bonds in October.

So far, high oil prices have had a minimal effect on economic growth, inflation and interest rates, as the economy is much less energy-intensive than was the case during oil price shocks of the past.

The Federal Reserve continues to pursue a gradual approach to raising rates, in the belief that it is the appropriate monetary policy to contain inflation and sustain economic growth.

As always, we thank you for your business. We look forward to helping you manage your money successfully. If you have any questions, please call us at 1-800-934-4448.

/s/ David A. Hartman

David A. Hartman
Senior Vice President and
Chief Investment Officer
TD Asset Management USA Inc.

December 28, 2005

Money Market Funds are neither FDIC-Insured nor guaranteed by the U.S. Government and are not deposits or obligations of, or guaranteed by, any bank. There can be no assurance that these Portfolios will be able to maintain a stable net asset value of $1 per share. An investor should consider the investment objectives, risks and charges and expenses of the Portfolios carefully before investing. For a prospectus containing this and other information about the Portfolios, please call 1-800-934-4448. The prospectus should be read carefully before investing or sending money.

Distributor: Funds Distributor, Inc.

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Disclosure of Portfolio Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of the Portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Portfolio’s gross income, directly reduce the investment return of the Portfolio. A Portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2005 through October 31, 2005).

The table on the following page illustrates your Portfolio’s costs in two ways.

•	Actual Expenses. Each row marked Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Portfolio in the “Actual” line under the heading “Expenses Paid During Period.”

•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Portfolio’s actual expense ratio. This information assumes that the Portfolio had a return of 5% before expenses during the year, (which is not the Portfolio’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Portfolios and other Portfolios by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

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	Beginning Account Value 5/1/2005	Ending Account Value 10/31/2005	Annualized Expense Ratios 5/1/2005 to 10/31/2005	Expenses Paid During Period* 5/1/2005 to 10/31/2005

Money Market Portfolio

Actual	$ 1,000.00	$1,013.60	0.82%	$4.16
Hypothetical (5% Return
before expenses)	1,000.00	1,021.07	0.82	4.18

U.S. Government Portfolio

Actual	1,000.00	1,013.20	0.82	4.16
Hypothetical (5% Return
before expenses)	1,000.00	1,021.07	0.82	4.18

Municipal Portfolio

Actual	1,000.00	1,008.60	0.81	4.10
Hypothetical (5% Return
before expenses)	1,000.00	1,021.12	0.81	4.13

California Municipal Money Market Portfolio

Actual	1,000.00	1,009.10	0.70	3.54
Hypothetical (5% Return
before expenses)	1,000.00	1,021.68	0.70	3.57

New York Municipal Money Market Portfolio

Actual	1,000.00	1,009.10	0.70	3.54
Hypothetical (5% Return
before expenses)	1,000.00	1,021.68	0.70	3.57

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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TD WATERHOUSE FAMILY OF FUNDS, INC.	Portfolio Summaries As of 10/31/05

	Money Market			U.S. Government			Municipal			California Municipal Money Market			New York Municipal Money Market
	Invests in high-quality money market securities.;			Invests in securities that are issued or guaranteed by the U.S. Government, its agencies, or instrumentalities.***			Invests primarily in high quality municipal securities that pay interest exempt from Federal Income Taxes.****			Invests primarily in high quality municipal securities that pay interest exempt from Federal and CA State Income taxes.****			Invests primarily in high quality municipal securities that pay interest exempt from Federal, NY State and NYC Income taxes.****

Seven-Day Yield*	3.20%			3.08%			1.91%			1.97%			1.94%

Seven-Day Effective Yield*	3.25%			3.12%			1.93%*****			1.99%*****			1.96%*****

Maturity Composition**	Average Maturity: 41 days			Average Maturity: 47 days			Average Maturity: 18 days			Average Maturity: 16 days			Average Maturity: 22 days
Average maturity is the weighted average of the number of days to the maturity date, reset date or earliest date to put or demand the principal and interest of a security.	1-30 days 68.8%			1-30 days 65.2%			1-30 days 82.6%			1-30 days 79.1%			1-30 days 88.4%
	31-60 days 6.9%			31-60 days 12.4%			31-60 days 4.3%			31-60 days 9.8%			31-60 days 2.7%
	61-90 days 7.6%			61-90 days 3.9%			61-90 days 8.8%			61-90 days 7.1%			61-90 days 0.0%
	Over 90 days 16.7%			Over 90 days 18.5%			Over 90 days 4.3%			Over 90 days 4.0%			Over 90 days 8.9%

Portfolio Composition**	By Security Type			By Security Type			By Security Type			By Security Type			By Security Type
All figures are shown as a percentage of the Portfolio’s investments. All of the Portfolio’s securities are in the top tier of credit quality.
	A.	43.0%	Bank Obligations	A.	44.3%	Repurchase Agreements	A.	66.8%	7-Day Demand Note	A.	79.0%	7-Day Demand Notes	A.	66.6%	7-Day Demand Notes
	B.	33.3%	Corporate Obligations	B.	28.2%	U.S. Government Agency Obligations	B.	25.2%	Tax-Exempt Commercial Paper	B.	10.1%	Tax-Exempt Commercial Paper	B.	10.1%	Daily Demand Notes
	C.	8.2%	Taxable Municipal Obligations	C.	27.5%	U.S. Guaranteed Obligations	C.	4.8%	Put-Bonds	C.	10.0%	Put-Bonds	C.	9.5%	Tax-Exempt Commercial Paper
	D.	8.1%	Repurchase Agreements				D.	2.0%	Daily Demand Notes	D.	0.7%	Daily Demand Notes	D.	8.0%	Tax-Exempt Notes
	E.	7.4%	U.S. Government Agency Obligations				E.	1.0%	Tax-Exempt Notes	E.	0.2%	Municipal Bonds	E.	4.9%	Put-Bonds
							F.	0.2%	Municipal Bonds				F.	0.9%	Municipal Bonds

*	The seven-day yield is calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market portfolio yields fluctuate, and that past performance is not an indication of future results. A portion of the Portfolio’s expenses was reduced during the reporting period. Without this reduction, the Portfolio’s seven-day yield would have been: Money Market: 3.11%; U.S. Government: 2.98%; Municipal: 1.79%; California Municipal Money Market: 1.73%; New York Municipal Money Market: 1.67%. The seven-day effective yield would have been: Money Market 3.16%; U.S. Government: 3.02%; Municipal: 1.81%; California Municipal Money Market: 1.75%; New York Municipal Money Market: 1.69%.	**	Maturity and Portfolio compositions are subject to change.
		***	U.S. Government guarantee applies to the underlying securities of the Portfolio and not the Portfolio shares.
		****	Income may be subject to federal alternative minimum tax.
		*****	Tax-equivalent yield for the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolio is 0.46%, 0.54% and 0.58%, respectively. This is assuming a 2004 maximum tax rate of 35% federal for the Municipal Portfolio, 44.3% federal and state for the California Municipal Money Market Portfolio, and 46.348% federal and state for the New York Municipal Money Market Portfolio.

8	9

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-934-4448, or by visiting the SEC’s website at http://www.sec.gov.

The Portfolios’ proxy voting record for the most recent 12-month period ended June 30th is available, without charge, online at tdwaterhouse.com/products_ services/investments/cash_money_market.html. It is also available by visiting the SEC’s website at http://www.sec.gov.

The Portfolios file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q filings are available online at tdwaterhouse.com/products_services/investments/cash_ money_market.html; on the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

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TABLE OF CONTENTS

Statements of Assets and Liabilities	12

Statements of Operations	14

Statements of Changes in Net Assets	16

Financial Highlights	20

Notes to Financial Statements	30

Money Market Portfolio
Schedule of Investments	36

U.S. Government Portfolio
Schedule of Investments	45

Municipal Money Market Portfolio
Schedule of Investments	47

California Municipal Money Market Portfolio
Schedule of Investments	57

New York Municipal Money Market Portfolio
Schedule of Investments	61

Notes to Schedules of Investments	64

Report of Independent Registered Public
Accounting Firm	67

Directors and Officers Information	68

11

Statements of Assets and Liabilities
October 31, 2005

	Money Market Portfolio	U.S. Government Portfolio	Municipal Portfolio	California Municipal Money Market Portfolio	New York Municipal Money Market Portfolio
ASSETS
Investments in securities, at value (including
repurchase agreements of $544,111,000,
$738,739,000, $0, $0, and $0, respectively) (Note 2)	$ 6,728,623,733	$1,665,190,101	$ 699,432,743	$290,314,010	$ 149,472,738
Cash	796,733	—	—	51,359	1,546,522
Receivable for capital shares sold	134,657,188	18,515,284	15,010,794	3,725,779	2,796,623
Receivable for securities sold	—	—	19,565,000	800,000	—
Interest receivable	17,207,076	1,790,395	3,378,434	1,152,262	808,556
Prepaid expenses	52,603	32,252	9,197	19,191	9,490

TOTAL ASSETS	6,881,337,333	1,685,528,032	737,396,168	296,062,601	154,633,929

LIABILITIES
Payable for securities purchased	375,536,238	99,012,354	3,000,000	—	—
Payable for capital shares redeemed	108,553,772	22,536,278	14,472,701	2,679,901	1,929,848
Payable to Investment Manager and its affiliates (Note 3)	4,199,247	1,036,113	478,983	162,916	80,216
Accrued expenses	1,006,982	132,228	62,189	31,649	38,469
Dividends payable to shareholders	559,641	128,550	37,963	15,802	8,024
Payable to custodian	—	1,400,544	375,501	—	—

TOTAL LIABILITIES	489,855,880	124,246,067	18,427,337	2,890,268	2,056,557

NET ASSETS	$ 6,391,481,453	$1,561,281,965	$ 718,968,831	$293,172,333	$ 152,577,372

Net assets consist of:
Paid-in-capital	$ 6,391,464,393	$1,561,265,163	$ 719,116,934	$293,172,269	$ 152,587,508
Distributions in excess of net investment
income	(431)	—	—	—	(39)
Accumulated net realized gains (losses) from
security transactions	17,491	16,802	(148,103)	64	(10,097)

Net assets, at value	$ 6,391,481,453	$1,561,281,965	$ 718,968,831	$293,172,333	$ 152,577,372

Shares outstanding ($.0001 par value common stock,
50 billion, 20 billion, 10 billion, 10 billion and
10 billion shares authorized, respectively)	6,391,464,393	1,561,265,163	719,116,934	293,172,269	152,604,499

Net asset value, redemption price and offering
price per share (Note 2)	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Please see accompanying notes to financial statements.

12	13

Statements of Operations
For the Year Ended October 31, 2005

	Money Market Portfolio	U.S. Government Portfolio	Municipal Portfolio	California Municipal Money Market Portfolio	New York Municipal Money Market Portfolio
INVESTMENT INCOME
Interest income	$ 177,827,933	$ 43,009,614	$ 16,208,130	$ 6,127,230	$ 3,117,672

EXPENSES
Investment management fees (Note 3)	19,941,772	5,124,513	2,600,126	970,347	500,993
Shareholder servicing fees (Note 3)	14,880,206	3,694,530	1,857,238	693,107	357,853
Transfer agent fees (Note 3)	11,904,281	2,955,653	1,485,805	554,491	286,285
Administration fees (Note 3)	5,952,032	1,477,799	742,889	277,240	143,140
Directors’ fees (Note 4)	9,836	8,444	8,397	9,828	9,518
Shareholder reports and mailing	783,670	105,914	25,659	9,071	10,168
Custody fees	409,878	98,024	67,836	23,416	9,639
Registration fees	133,611	89,576	45,753	31,920	34,843
Professional fees	113,676	37,734	26,490	21,642	20,582
Other expenses	201,501	40,457	29,652	14,489	12,632

TOTAL EXPENSES	54,330,463	13,632,644	6,889,845	2,605,551	1,385,653

Fees waived by the Investment Manager
and its affiliates (Note 3)	(5,506,976)	(1,510,286)	(866,367)	(660,809)	(381,545)
Reduction in custody fees due to
earning credits (Note 2)	(16,265)	(4,237)	(6,028)	(4,034)	(2,119)

NET EXPENSES	48,807,222	12,118,121	6,017,450	1,940,708	1,001,989

NET INVESTMENT INCOME	129,020,711	30,891,493	10,190,680	4,186,522	2,115,683

NET REALIZED GAINS (LOSSES) FROM
SECURITY TRANSACTIONS	(12,975)	4,121	(135,876)	64	(10,097)

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 129,007,736	$ 30,895,614	$ 10,054,804	$ 4,186,586	$ 2,105,586

Please see accompanying notes to financial statements.

14	15

Statements of Changes in Net Assets

	Money Market Portfolio		U.S. Government Portfolio		Municipal Portfolio

	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2005	Year Ended October 31, 2004
OPERATIONS:
Net investment income	$ 129,020,711	$ 37,330,187	$ 30,891,493	$ 6,989,065	$ 10,190,680	$ 2,916,209
Net realized gains (losses) from security
transactions	(12,975)	564,736	4,121	56	(135,876)	(7,201)

Net increase in net
assets from operations	129,007,736	37,894,923	30,895,614	6,989,121	10,054,804	2,909,008

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
From net investment income	(129,020,711)	(37,330,618)	(30,891,493)	(6,989,065)	(10,190,680)	(2,916,209)
From net realized
gain on security transactions	(564,736)	—	(56)	—	—	—

Total dividends and
distributions to shareholders	(129,585,447)	(37,330,618)	(30,891,549)	(6,989,065)	(10,190,680)	(2,916,209)

CAPITAL SHARE TRANSACTIONS
($1.00 per share):
Proceeds from shares sold	20,044,847,088	20,223,111,761	5,468,177,469	4,887,658,833	2,795,250,369	2,479,672,834
Shares issued in reinvestment
of dividends	129,637,816	36,808,189	30,909,834	6,855,998	10,206,976	2,868,276
Payments for shares redeemed	(20,034,879,065)	(22,915,273,680)	(5,422,614,113)	(4,978,594,540)	(2,826,837,135)	(2,460,499,671)

Net increase (decrease) in net assets
from capital share transactions	139,605,839	(2,655,353,730)	76,473,190	(84,079,709)	(21,379,790)	22,041,439

TOTAL INCREASE (DECREASE)
IN NET ASSETS	139,028,128	(2,654,789,425)	76,477,255	(84,079,653)	(21,515,666)	22,034,238

NET ASSETS:
Beginning of year	6,252,453,325	8,907,242,750	1,484,804,710	1,568,884,363	740,484,497	718,450,259

End of year	$ 6,391,481,453	$ 6,252,453,325	$ 1,561,281,965	$ 1,484,804,710	$ 718,968,831	$ 740,484,497

Distributions in excess of
net investment income	$ (431)	$ (431)	$ —	$ —	$ —	$ —

Please see accompanying notes to financial statements.

16	17

Statements of Changes in Net Assets

	California Municipal Money Market Portfolio		New York Municipal Money Market Portfolio

OPERATIONS:	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2005	Year Ended October 31, 2004

Net investment income	$ 4,186,522	$ 1,191,171	$ 2,115,683	$ 607,523
Net realized gains (losses) from security transactions	64	19,218	(10,097)	—

Net increase in net assets from operations	4,186,586	1,210,389	2,105,586	607,523

DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
From net investment income	(4,186,522)	(1,191,171)	(2,115,683)	(607,562)
From net realized gain on security transactions	(18,904)	—	—	—

Total dividends and distributions to shareholders	(4,205,426)	(1,191,171)	(2,115,683)	(607,562)

CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Proceeds from shares sold	944,153,327	719,855,566	469,374,536	375,076,943
Shares issued in reinvestment of dividends	4,212,487	1,170,865	2,119,431	598,056
Payments for shares redeemed	(914,486,374)	(717,698,686)	(459,225,626)	(385,679,444)

Net increase (decrease) in net assets from capital share transactions	33,879,440	3,327,745	12,268,341	(10,004,445)

TOTAL INCREASE (DECREASE) IN NET ASSETS	33,860,600	3,346,963	12,258,244	(10,004,484)

NET ASSETS:
Beginning of year	259,311,733	255,964,770	140,319,128	150,323,612

End of year	$ 293,172,333	$ 259,311,733	$ 152,577,372	$ 140,319,128

Distributions in excess of net investment income	$ —	$ —	$ (39)	$ (39)

Please see accompanying notes to financial statements.

18	19

Financial Highlights	Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio’s financial statements.

	Money Market Portfolio
	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002	Year Ended October 31, 2001
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Net investment income	0.022	0.005	0.006	0.015	0.044

Dividends from net investment income	(0.022)	(0.005)	(0.006)	(0.015)	(0.044)
Distributions from net realized
gains on security transactions	(0.000)*	—	(0.000)*	—	—

Net asset value, end of year	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

RATIOS
Ratio of total expenses to average net assets	0.91%	0.91%	0.90%	0.90%	0.92%
Ratio of net expenses to average net assets	0.82%	0.82%	0.77%	0.77%	0.75%
Ratio of net investment income to
average net assets	2.17%	0.49%	0.64%	1.46%	4.29%

SUPPLEMENTAL DATA
Total investment return (A)	2.20%	0.52%	0.65%	1.48%	4.45%

Net assets, end of year	$ 6,391,481,453	$ 6,252,453,325	$ 8,907,242,750	$ 8,593,706,212	$ 7,837,492,302

Average net assets	$ 5,954,856,436	$ 7,550,940,664	$ 8,636,511,932	$ 8,190,289,039	$ 7,201,241,377

*	Amount represents less than $0.001 per share.
(A)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

Please see accompanying notes to financial statements.

20	21

Financial Highlights	Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio’s financial statements.

	U.S. Government Portfolio
	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002	Year Ended October 31, 2001
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Net investment income	0.021	0.004	0.006	0.014	0.042

Dividends from net investment income	(0.021)	(0.004)	(0.006)	(0.014)	(0.042)
Distributions from net realized
gains on security transactions	(0.000)*	—	(0.000)*	—	—

Net asset value, end of year	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

RATIOS
Ratio of total expenses to average net assets	0.92%	0.92%	0.92%	0.93%	0.94%
Ratio of net expenses to average net assets	0.82%	0.82%	0.78%	0.77%	0.75%
Ratio of net investment income to
average net assets	2.09%	0.45%	0.55%	1.36%	4.13%

SUPPLEMENTAL DATA
Total investment return (A)	2.11%	0.45%	0.56%	1.37%	4.31%
Net assets, end of year	$ 1,561,281,965	$ 1,484,804,710	$ 1,568,884,363	$ 1,270,725,107	$ 1,181,666,805

Average net assets	$ 1,478,484,731	$ 1,561,665,079	$ 1,292,118,256	$ 1,210,024,354	$ 1,020,855,050

*	Amount represents less than $0.001 per share.
(A)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

Please see accompanying notes to financial statements.

22	23

Financial Highlights	Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio’s financial statements.

	Municipal Portfolio
	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002	Year Ended October 31, 2001
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Net investment income	0.014	0.004	0.005	0.010	0.027

Dividends from net investment income	(0.014)	(0.004)	(0.005)	(0.010)	(0.027)

Net asset value, end of year	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

RATIOS
Ratio of total expenses to average net assets	0.93%	0.93%	0.92%	0.94%	0.94%
Ratio of net expenses to average net assets	0.81%	0.81%	0.76%	0.76%	0.74%
Ratio of net investment income to
average net assets	1.37%	0.38%	0.48%	0.98%	2.67%

SUPPLEMENTAL DATA
Total investment return (A)	1.38%	0.39%	0.48%	0.98%	2.74%
Net assets, end of year	$ 718,968,831	$ 740,484,497	$ 718,450,259	$ 672,346,210	$ 648,756,171

Average net assets	$ 743,238,119	$ 758,867,575	$ 716,364,898	$ 659,741,138	$ 608,775,666

(A)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

Please see accompanying notes to financial statements.

24	25

Financial Highlights	Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio’s financial statements.

	California Municipal Money Market Portfolio
	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002	Year Ended October 31, 2001
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Net investment income	0.015	0.005	0.004	0.009	0.024

Dividends from net investment income	(0.015)	(0.005)	(0.004)	(0.009)	(0.024)
Distributions from realized gains on
security transactions	(0.000)*	—	—	—	—

Net asset value, end of year	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

RATIOS
Ratio of total expenses to average net assets	0.94%	0.94%	0.94%	0.94%	0.94%
Ratio of net expenses to average net assets	0.70%	0.70%	0.65%	0.65%	0.65%
Ratio of net investment income to
average net assets	1.51%	0.46%	0.45%	0.87%	2.34%

SUPPLEMENTAL DATA
Total investment return (A)	1.51%	0.46%	0.45%	0.87%	2.38%
Net assets, end of year	$ 293,172,333	$ 259,311,733	$ 255,964,770	$ 256,338,547	$ 231,483,361

Average net assets	$ 277,360,763	$ 259,374,649	$ 256,329,078	$ 242,095,438	$ 228,193,975

*	Amount represents less than $0.001 per share.
(A)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

Please see accompanying notes to financial statements.

26	27

Financial Highlights	Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Portfolio’s financial statements.

	New York Municipal Money Market Portfolio
	Year Ended October 31, 2005	Year Ended October 31, 2004	Year Ended October 31, 2003	Year Ended October 31, 2002	Year Ended October 31, 2001
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of year	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Net investment income	0.015	0.004	0.004	0.009	0.025

Dividends from net investment income	(0.015)	(0.004)	(0.004)	(0.009)	(0.025)
Distributions from net realized
gains on security transactions	—	—	(0.000)*	—	—

Net asset value, end of year	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

RATIOS
Ratio of total expenses to average net assets	0.97%	0.97%	0.96%	0.97%	0.95%
Ratio of net expenses to average net assets	0.70%	0.70%	0.65%	0.65%	0.65%
Ratio of net investment income to
average net assets	1.48%	0.43%	0.45%	0.87%	2.44%
SUPPLEMENTAL DATA
Total investment return (A)	1.48%	0.43%	0.46%	0.87%	2.53%
Net assets, end of year	$ 152,577,372	$ 140,319,128	$ 150,323,612	$ 149,269,604	$ 132,893,862

Average net assets	$ 143,205,172	$ 141,606,419	$ 156,579,143	$ 144,026,670	$ 119,680,318

*	Amount represents less than $0.001 per share.
(A)	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.

Please see accompanying notes to financial statements.

28	29

TD WATERHOUSE FAMILY OF FUNDS, INC.
Notes to Financial Statements — October 31, 2005

Note 1 — Organization

TD Waterhouse Family of Funds, Inc. (the “Fund”) was organized as a Maryland corporation on August 16, 1995. The Fund is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Fund are registered under the Securities Act of 1933, as amended. The Fund currently has five money market portfolios (each a “Portfolio” and collectively the “Portfolios”). Each Portfolio is a diversified investment portfolio, except for the California Municipal Money Market and New York Municipal Money Market Portfolios (“California Portfolio” and “New York Portfolio,” respectively), which are non-diversified. The investment objective of each diversified Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 Per share. The investment objective of each of the California and New York Portfolios is to seek maximum current income that is exempt from federal and California State or New York State and City (as applicable) income taxes, to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors Federal tax-exempt income by investing primarily in municipal securities. The California and New York Portfolios offer investors tax-exempt income on a Federal level by investing primarily in municipal securities, along with tax-exempt income in their respective states.

On June 1, 2005, due to a corporate restructuring, the Investment Manager became a direct wholly-owned subsidiary of the Toronto-Dominion Bank; and TD Investment Management Inc., the sub-adviser to several of the TD Waterhouse Trust funds, merged with and into the Investment Manager, with the surviving entity being known as TD Asset Management USA Inc. (“TDAM USA”).

On June 1, 2005 TDAM USA replaced TD Waterhouse as the Administrator, for the Portfolios. The administrative services are now provided through TDAM USA.

On October 31, 2005, the Fund’s Board of Directors approved an Agreement and Plan of Reorganization, subject to the approval of shareholders of the Money Market Plus Portfolio of TD Waterhouse Plus Funds, Inc. (the “Acquired Fund”), providing for the transfer of substantially all of the assets of the Acquired Fund to the Money Market Portfolio in exchange for shares of the Money Market Portfolio having an aggregate net asset value equal to the Acquired Fund’s assets and the assumption by the Money Market Portfolio of the Acquired Fund’s liabilities.

30

TD WATERHOUSE FAMILY OF FUNDS, INC.
Notes to Financial Statements — October 31, 2005

Note 2 — Significant Accounting Policies

The following is a summary of the fund’s significant accounting policies:

Use of Estimates — The Fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is each Portfolio’s policy to maintain a continuous net asset value of $1.00 per share. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Securities Valuation — Each Portfolio’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. At October 31, 2005, the cost of investments of each Portfolio for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Repurchase Agreements — Each Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by TD Asset Management USA Inc. (the Fund’s “Investment Manager”), subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income — Interest income, including accretion of discounts and amortization of premiums on securities, is accrued as earned.

Expense Offset Arrangement — The Portfolios have an arrangement with their custodian bank whereby the Portfolios receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Portfolios are charged a fee (i.e. “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Portfolios include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations.

31

TD WATERHOUSE FAMILY OF FUNDS, INC.
Notes to Financial Statements — October 31, 2005

Dividends and Distributions to Shareholders — Dividends arising from net investment income are declared daily and paid monthly. Net realized short-term capital gain, if any, may be distributed during the year and net realized long-term capital gain, if any, is distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Expenses — Expenses directly attributable to each Portfolio are charged to that Portfolio’s operations. Expenses which are applicable to all Portfolios are allocated on a pro rata basis.

Note 3 — Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Investment Management Agreement with the Investment Manager, a direct wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to 0.35 of 1% of the first $1 billion of average daily net assets of each such Portfolio, 0.34 of 1% of the next $1 billion, and 0.33 of 1% of average daily net assets of each such Portfolio over $2 billion. For the fiscal year ended October 31, 2005, the Investment Manager voluntarily waived $2,084,704, $584,005, $336,921, $256,982 and $148,379 of its investment management fee for the Money Market, U.S. Government, Municipal, California and New York Portfolios, respectively.

TDAM USA has been retained under an Administration Agreement to perform certain administrative services for each Portfolio. For such administrative services, each Portfolio pays TDAM USA a monthly fee at an annual rate of 0.10 of 1% of each Portfolio’s average daily net assets. For the fiscal year ended October 31, 2005, TDAM USA voluntarily waived $622,231, $168,415, $96,263, $73,422 and $42,394 of its administrative fee for the Money Market, U.S. Government, Municipal, California and New York Portfolios, respectively. Prior to June 1, 2005, TD Waterhouse Investor Services, Inc. (“TD Waterhouse”), performed certain administrative services for each Portfolio.

TD Waterhouse has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of each Portfolio. The shareholder service plan adopted by the Fund provides that each Portfolio pays TD Waterhouse a monthly fee at an annual rate of 0.25 of 1% of average daily

32

TD WATERHOUSE FAMILY OF FUNDS, INC.
Notes to Financial Statements — October 31, 2005

net assets. For the fiscal year ended October 31, 2005, TD Waterhouse voluntarily waived $1,555,578, $421,037, $240,657, $183,558 and $105,985 of its shareholder servicing fees for the Money Market, U.S. Government, Municipal, California and New York Portfolios, respectively.

        The Fund has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with National Investor Services Corp. (the “Transfer Agent”), an affiliate of the Investment Manager, to perform transfer agency and dividend disbursing agency-related services. For such services, each Portfolio pays the Transfer Agent a monthly fee at an annual rate of 0.20 of 1% of average daily net assets. For the fiscal year ended October 31, 2005, the Transfer Agent voluntarily waived $1,244,463, $336,829, $192,526, $146,847 and $84,787 of its transfer agency and dividend disbursing agency fees for the Money Market, U.S. Government, Municipal, California and New York Portfolios, respectively.

Note 4 — Directors’ Fees

Directors who are interested persons of TDAM USA receive no compensation from the Fund. Each Independent Director serving on the board of a company in the Fund Complex receives a (i) complex-wide annual retainer of $15,000, (ii) a supplemental annual retainer of $6,000 if serving on the Board of Directors of the Company and the Board of Directors of TD Waterhouse Plus Funds, Inc., (iii) an additional annual retainer of $2,500, if serving on the Board of Directors or Board of Trustees of three companies in the Fund Complex, and (iv) a meeting fee of $3,000 for each meeting attended. Independent Directors also will be reimbursed for their expenses by the Company. Interested Directors may be compensated by TDAM USA or its affiliates for their services to the Fund.

Note 5 — Credit Risk

The California and New York Portfolios follow an investment policy of investing primarily in municipal obligations of one state (as indicated by the name of the respective Portfolio). Economic changes affecting the respective state and related public bodies and municipalities may affect the ability of issuers within such state to pay interest on, or repay principal of, municipal obligations held by the California or New York Portfolios.

Note 6 — Investment Risk

In the normal course of business, the Funds enter into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

33

TD WATERHOUSE FAMILY OF FUNDS, INC.
Notes to Financial Statements — October 31, 2005

Note 7 — Federal Income Taxes

It is each Portfolio’s policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes at least 90% of its taxable net income, the Portfolio (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gain (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The tax character of distributions declared to shareholders during the fiscal years ended October 31, 2005 and October 31, 2004 were as follows:

	Tax-Exempt Income	Ordinary Income	Long-Term Capital Gains	Total
Money Market Portfolio
2005	$ —	$129,020,711	$564,736	$129,585,447
2004	—	37,330,618	—	37,330,618

U.S. Government Portfolio
2005	—	30,891,549	—	30,891,549
2004	—	6,989,065	—	6,989,065

Municipal Portfolio
2005	10,190,680	—	—	10,190,680
2004	2,916,209	—	—	2,916,209

California Portfolio
2005	4,186,522	—	18,904	4,205,426
2004	1,191,171	—	—	1,191,171

New York Portfolio
2005	2,115,683	—	—	2,115,683
2004	607,562			607,562

34

TD WATERHOUSE FAMILY OF FUNDS, INC.
Notes to Financial Statements — October 31, 2005

As of October 31, 2005, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Capital Loss Carryforwards	Other Temporary Differences	Distributed Earnings (Accumulated Loss)
Money Market Portfolio	$ —	$589,677	$(12,975)	$(559,642)	$ 17,060

U.S. Government Portfolio	—	145,353	—	(128,551)	16,802

Municipal Portfolio	37,802	—	(147,942)	(37,963)	(148,103)

California Portfolio	15,866	—	—	(15,802)	64

New York Portfolio	7,979	—	(10,097)	(8,018)	(10,136)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolios that may be carried forward for a maximum period of eight years and applied against future capital gains. As of October 31, 2005, the following Portfolios had capital loss carryforwards available to offset future capital gains, if any:

	Expiring October 31,
	2010	2011	2012	2013	Total

Money Market Portfolio	$ —	$ —	$ —	$ 12,975	$ 12,975
Municipal Portfolio	1,634	3,231	7,201	135,876	147,942
New York Portfolio	—	—	—	10,097	$ 10,097

Note 8 — Federal Tax Information (Unaudited)

In accordance with Federal tax requirements, the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios designated substantially all the dividends paid from net investment income during the fiscal year ended October 31, 2005 as “exempt-interest dividends.” As required by Federal regulations, shareholders will receive notification of their portion of the Portfolio’s taxable ordinary dividends and capital gains distributions paid (if any) for the calendar year in early 2006.

35

TD WATERHOUSE FAMILY OF FUNDS, INC.
Money Market Portfolio • Schedule of Investments
October 31, 2005

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	CORPORATE OBLIGATIONS
	ASSET-BACKED OBLIGATIONS—5.3%
$ 129,996,904	LEAFs, LLC, 4.00%, due 11/21/05 (Credit: AIG Financial Products Corp.) (Notes A, E)	4.00	$ 129,996,904
72,000,000	Metropolitan Life Global Funding I, Ser. 2003-2, 4.14%, due 11/28/05 (Notes A, E)	3.91	72,000,000
140,000,000	RACERS Trust, Ser. 2004-6-MM, 4.03%, due 11/22/05 (GTY: Lehman Bros. Holdings, Inc.) (Notes A, E)	4.03	140,000,000

			341,996,904

	BROKER/DEALER OBLIGATIONS—12.8%
195,000,000	Goldman Sachs Group, Inc., 3.99%, due 11/15/05 (Notes A, E)	3.99	195,000,000
335,000,000	Merrill Lynch & Co., Inc., 4.14%, due 11/14/05 (Note A)	4.14	335,000,000
35,000,000	Morgan Stanley, 3.89%, due 11/4/05 (Note A)	3.89	35,000,000
250,000,000	Morgan Stanley, 4.00%, due 11/15/05 (Note A)	4.00	250,000,000

			815,000,000

	EXTENDIBLE COMMERCIAL NOTES—2.1%
85,300,000	ASAP Funding Inc., due 12/5/05 (Credit: Bank of America, N.A.; Citigroup, Inc.) (Notes A, E, F)	4.05	84,975,339
50,000,000	ASAP Funding Inc., due 11/7/05 (Credit: Bank of America, N.A.; Citigroup, Inc.) (Notes A, E, F)	3.93	49,913,111

			134,888,450

	FINANCE & INSURANCE OBLIGATIONS—7.3%
200,000,000	American Express Credit Corp., 3.96%, due 11/7/05 (Note A)	3.96	200,000,000
100,000,000	General Electric Capital Corp., 4.07%, due 11/17/05(Note A)	3.92	100,050,500
13,000,000	General Electric Capital Corp., due 1/30/06	3.81	12,967,340
3,700,000	Kokomo Grain Co., Inc., Ser. 2002-A, 4.11%, due 11/8/05 (LOC: General Electric Capital Corp.) (Notes A, C, E)	4.11	3,700,000
48,377,000	Meridian Funding Co., LLC, Extendible MTN, 4.19%, due 11/28/05 (GTY: MBIA) (Note A)	4.19	48,377,000
100,000,000	Sigma Finance Inc., due 3/7/06	3.89	98,663,000

			463,757,840

36

TD WATERHOUSE FAMILY OF FUNDS, INC.
Money Market Portfolio • Schedule of Investments
October 31, 2005

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	FUNDING AGREEMENTS—4.3%
$ 275,000,000	Metropolitan Life Insurance Co., 4.18%, due 1/2/06 (Notes A, B)	4.18	$ 275,000,000

	INDUSTRIAL & OTHER COMMERCIAL PAPER—0.9%
6,350,353	Amtrak Trust 93-A, Ser. A, 4.09% (GTY: General Electric Co.) (Note C)	4.09	6,350,353
19,751,418	Amtrak Trust 93-B, Ser. A, 4.09% (GTY: General Electric Co.) (Note C)	4.09	19,751,418
15,572,070	Amtrak Trust 93-B, Ser. B, 4.09% (GTY: General Electric Co.) (Note C)	4.09	15,572,070
5,900,000	CFM International, Inc., Ser 1999A, 4.09% (GTY: General Electric Co.) (Note C)	4.03	5,900,000
10,000,000	Frontenac Properties, Inc., 3.95% (GTY: Sisters of Mercy Health Systems, Inc.) (Note C)	3.95	10,000,000

			57,573,841

	LOAN PARTICIPATIONS—2.4%
35,000,000	Army and Air Force Exchange Service, 3.85%, due 11/29/05 (Note B)	3.85	35,000,000
55,000,000	Army and Air Force Exchange Service, 3.87%, due 3/1/06 (Note B)	3.87	55,000,000
46,200,000	Cos-Mar Company, 4.05%, due 11/25/05 (GTY: General Electric Co.) (Notes A, B)	4.05	46,200,000
15,000,000	Wellesley College, due 11/4/05	3.89	15,000,000

			151,200,000

	TOTAL CORPORATE OBLIGATIONS—35.1%		2,239,417,035

	BANK OBLIGATIONS

	BANK COMMERCIAL PAPER-1.4%
50,000,000	Irish Life & Permanent PLC, 4.04%, due 1/13/06 (Notes A, E)	4.08	49,590,389
40,000,000	Irish Life & Permanent PLC, 4.14%, due 4/3/06 (Notes A, E)	4.23	39,296,200

			88,886,589

37

TD WATERHOUSE FAMILY OF FUNDS, INC.
Money Market Portfolio • Schedule of Investments
October 31, 2005

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	BANK NOTES—15.8%
$ 85,000,000	Bank of New York Co., Inc., 4.10%, due 11/28/05 (Note A)	4.10	$ 85,000,000
240,000,000	Bayerische Landesbank GZ, 4.05%, due 11/24/05 (Note A)	4.05	240,000,000
125,000,000	Irish Life & Permanent PLC, 4.02%, due 11/21/05 (Note A)	4.02	125,000,000
50,000,000	Royal Bank of Canada, 3.95%, due 11/10/05 (Note A)	3.92	50,012,300
50,000,000	Societe Generale, 4.06%, due 11/2/05 (Note A)	4.06	50,000,000
60,000,000	Wells Fargo & Co., 3.91%, due 11/2/05 (Note A)	3.91	60,000,000
165,000,000	Wells Fargo & Co., 3.96%, due 11/15/05 (Note A)	3.96	165,000,000
165,000,000	WestLB AG New York, 3.95%, due 11/10/05 (Note A)	3.95	165,000,000
70,000,000	Westpac Banking Corp. NY, 3.84%, due 12/12/05 (Note A)	3.84	70,000,000

			1,010,012,300

	DOMESTIC BANK SUPPORTED OBLIGATIONS—5.6%
2,705,000	ACF Parking Ltd., Adj. Rate Tax. Secs., Ser. 2002, 4.07% (LOC: Fifth Third Bank) (Note C)	4.01	2,705,000
4,200,000	Anacortes Class Assets, LLC, Ser. 2003A, 4.07% (LOC: Bank of America, N.A.) (Note C)	4.01	4,200,000
6,820,000	B.F. Fort Myers, Inc., B.F. South, Inc. U.B., Ltd. Adj. Rate Tax. Secs. Ser. 2002, 4.07% (LOC: Fifth Third Bank) (Note C)	4.01	6,820,000
4,200,000	Belmay, Inc., Multi-Mode Rev. Bonds, Ser. 1999, 4.27% (LOC: Bank of New York) (Note C)	4.21	4,200,000
6,780,000	Black Property Management, LLC, Adj. Rate Tax. Secs, Ser. 2002, 4.07% (LOC: Fifth Third Bank) (Note C)	4.01	6,780,000
9,155,000	Blue Hen Hotel LLC, (Univ. of DE Proj.) Ser. 2001, 4.07% (Credit: PNC Bank, N.A.; Univ. of DE) (Note C)	4.01	9,155,000
17,325,000	Campus Crusade for Christ, Inc., Incremental Tax., Ser. 1997, 4.09% (LOC: Wachovia Bank, N.A.) (Note C)	4.03	17,325,000
4,300,000	CEGW, Inc., Ser. 1999, 3.96% (LOC: PNC Bank, N.A.) (Note C)	3.91	4,300,000
5,320,000	Cincinnati Museum Center, Adj. Rate Tax. Secs., Ser. 2002, 4.07% (LOC: Fifth Third Bank) (Note C)	4.01	5,320,000
9,840,000	Cooley, Inc. International Tax, Ser. 2000, 4.12% (LOC: Wachovia Bank, N.A.) (Note C)	4.06	9,840,000
11,440,000	Corp. Fin. Managers, Inc., Integrated Loan Program, Pooled Adj. Rate Tax., Ser. B, 4.03% (LOC: Wells Fargo Bank, N.A.) (Note C)	3.97	11,440,000

38

TD WATERHOUSE FAMILY OF FUNDS, INC.
Money Market Portfolio • Schedule of Investments
October 31, 2005

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$ 10,500,000	Country Class Assets, LLC Tax., Ser. 2004A, 4.07% (LOC: Bank of America, N.A.) (Note C)	4.07	$10,500,000
5,000,000	Cubba Capital, LLC Tax. Adj. Rate Notes, Ser. 2005A, 4.10% (LOC: Comerica Bank) (Note C)	4.04	5,000,000
2,340,000	Daniel E. Pilarczyk, Archbishop of Cinn., Trustee for Archbishop Moeller H.S., Adj. Rate Tax. Secs, Ser. 2003, 4.07% (LOC: Fifth Third Bank) (Note C)	4.01	2,340,000
6,200,000	DAPSCO, Inc., Tax., Ser. 2002, 4.07% (LOC: Fifth Third Bank) (Note C)	4.01	6,200,000
3,905,000	Dayton Freight Lines, Inc., Ser. 2001, 4.07% (LOC: Fifth Third Bank) (Note C)	4.01	3,905,000
22,425,000	Dominican Sisters, St. Mary’s of the Springs, Tax., Ser. 2000, 4.07% (LOC: Fifth Third Bank) (Note C)	4.01	22,425,000
4,720,000	Dormont Manufacturing Co., Ser. 2000A, 3.91% (LOC: PNC Bank, N.A.) (Note C)	3.86	4,720,000
6,360,000	EXAL Corp., Ser. 2001, 4.07% (LOC: Fifth Third Bank) (Note C)	4.01	6,360,000
4,430,000	Gilligan Oil Co., Adj. Rate Tax. Secs., Ser. 2002, 4.07% (LOC: Fifth Third Bank) (Note C)	4.01	4,430,000
2,905,000	Grand Rapids Christian Schools Assoc. Adj. Rate Tax., Secs., Ser. 2003, 4.07% (LOC: Fifth Third Bank) (Note A)	4.07	2,905,000
1,460,000	Gutwein & Co., Inc. and Gutwein Properties LLC Adj. Rate Tax. Secs., Ser. 2003, 4.07% (LOC: Fifth Third Bank) (Note A)	4.01	1,460,000
1,800,000	J.P.S. Properties Diversified, Inc. Adj. Rate Tax. Secs., Ser. 2002, 4.07% (LOC: Fifth Third Bank) (Note C)	4.01	1,800,000
3,470,000	Kappa Alpha Theta Fraternity, Inc., Ser. 2001, 4.07% (LOC: Fifth Third Bank) (Note C)	4.01	3,470,000
2,790,000	Liter’s, Inc., Adj. Rate Tax. Securities, Ser. 2002, 4.07% (LOC: Fifth Third Bank) (Note C)	4.01	2,790,000
40,000,000	LP Pinewood SPV, LLC, Incremental Tax., Ser. 2003, 4.07% (LOC: Wachovia Bank, N.A.) (Note C)	4.07	40,000,000
12,090,000	Pitney Roads Partners, LLC Tax., Ser. 2003A, 4.05% (LOC: Fleet National Bank) (Note C)	4.05	12,090,000
55,000,000	Provena Health CP Rev. Notes, Ser. 1998, due 4/6/06 (LIQ: JPMorgan Chase Bank, N.A.)	4.28	54,001,383
7,150,000	R.M.D Corp., Tax., Ser. 2001, 4.07% (LOC: Fifth Third Bank) (Note C)	4.01	7,150,000
2,840,000	Rockwall Dirt Co., Ltd., (Floating Rate Option Notes) Tax., 4.18% (LOC: Bank One, N.A.) (Note C)	4.12	2,840,000
25,000,000	Salvation Army Tax. Rev. Bonds, Ser. 2005A, 4.05% (LOC: Bank of New York) (Note A)	3.99	25,000,000

39

TD WATERHOUSE FAMILY OF FUNDS, INC.
Money Market Portfolio • Schedule of Investments
October 31, 2005

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$5,505,000	Sawmill Creek Lodge Co., Ltd., Adj. Rate Tax. Secs., Ser. 2002, 4.07% (LOC: Fifth Third Bank) (Note C)	4.01	$ 5,505,000
3,000,000	Skeletal Properties, LLC and Tri-State Orthopaedic Surgeons, Inc. Adj. Rate Tax. Secs., Ser. 2003, 4.07% (LOC: Fifth Third Bank) (Note C)	4.01	3,000,000
3,725,000	Sound Class Assets, LLC, Ser. 2003A, 4.07% (LOC: Bank of America, N.A.) (Note C)	4.01	3,725,000
4,090,000	Stech LLP, Tax Adj. Rate Bonds, Ser. 1998, 3.91% (LOC: PNC Bank, N.A.) (Note C)	3.86	4,090,000
3,775,000	Team Rahal of Pittsburgh, Inc., Tax., Ser. 2002, 4.09% (LOC: PNC Bank, N.A.) (Note C)	4.09	3,775,000
3,505,000	The Scranton Times, LP, Ser. 1997, 4.09% (LOC: PNC Bank, N.A.) (Note A)	4.09	3,505,000
10,215,000	Triad Group, Inc., Ser. 1997, 4.09% (LOC: Wachovia Bank, N.A.) (Note C)	4.03	10,215,000
13,885,000	Turfway Park, LLC, Tax., Ser. 2001, 4.07% (LOC: Fifth Third Bank) (Note C)	4.01	13,885,000
3,200,000	Two Gateway LP, Adj. Rate Tax. Secs., Ser. 2002, 4.07% (LOC: Fifth Third Bank) (Note C)	4.01	3,200,000
1,605,000	Wagner Moving & Storage, Inc., Adj. Rate Tax. Secs., Ser. 2002, 4.07% (LOC: Fifth Third Bank) (Note C)	4.01	1,605,000
3,000,000	Wisconsin Heart Hosp. LLC, Tax., Rev. Bonds, Ser. 2003, 4.05% (LOC: Bank One, N.A.) (Note C)	3.99	3,000,000
3,000,000	Yuengling Beer Co., Inc., Ser. 1999A, 3.91% (LOC: PNC Bank, N.A.) (Notes C, E)	3.86	3,000,000

			359,976,383

	DOMESTIC/YANKEE CERTIFICATES OF DEPOSIT—11.1%
35,800,000	Barclays Bank PLC, 4.11%, due 1/17/06	4.14	35,797,474
30,000,000	BNP Paribas, 4.16%, due 3/31/06	4.22	29,991,803
257,000,000	Canadian Imperial Bank of Commerce, 4.03%, due 11/15/05 (Note A)	4.03	257,000,000
115,000,000	Deutsche Bank AG, 4.11%, due 8/25/06	4.17	114,940,738
92,000,000	HSBC Bank USA, 3.47%, due 12/1/05	3.96	91,958,396
85,000,000	HSBC Bank USA, 3.76%, due 1/6/06	3.80	84,992,148
45,000,000	HSBC Bank USA, 3.81%, due 1/23/06	3.80	45,000,509
50,000,000	HSBC Bank USA, 4.30%, due 4/18/06	4.30	50,000,000

			709,681,068

	EURODOLLAR BANK CERTIFICATES OF DEPOSIT-1.6%
100,000,000	Societe Generale, 3.98%, due 2/13/06	3.98	100,000,000

40

TD WATERHOUSE FAMILY OF FUNDS, INC.
Money Market Portfolio • Schedule of Investments
October 31, 2005

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	FOREIGN BANK SUPPORTED OBLIGATIONS—9.7%
$ 21,065,000	Franklin Avenue Assoc. LP, Tax. Var. Rate Lease Rev. Bonds, Ser. 2001 (Waco, TX Federal Courthouse and Post Office Proj.) 4.09% (Credit: Landesbank Hessen-Thueringen GZ; AMBAC Assurance Corp.) (Notes A, C, E)	4.03	$ 21,065,000
45,000,000	HBOS Treasury Services PLC, 3.88%, due 11/1/05 (GTY: Bank of Scotland) (Note A)	3.88	45,000,000
235,000,000	HBOS Treasury Services PLC, 3.87%, due 11/21/05 (GTY: Bank of Scotland) (Note A)	3.87	235,000,185
66,500,000	HBOS Treasury Services PLC, 4.01%, due 12/28/05 (GTY: Bank of Scotland) (Note A)	4.01	66,500,000
155,000,000	UBS Finance (DE) Inc., due 11/8/05 (GTY: UBS AG)	3.87	154,883,664
100,000,000	Westpac Capital Corp., due 2/10/06 (GTY: Westpac Banking Corp.)	3.81	98,947,917

			621,396,766

	TOTAL BANK OBLIGATIONS—45.2%		2,889,953,106

	TAXABLE MUNICIPAL OBLIGATIONS
22,000,000	Blair Cty. IDA, Tax. (Altoona-Blaire County Dev. Corp.) Ser. 2001, 4.07% (LOC: PNC Bank, N.A.) (Note C)	4.01	22,000,000
30,000,000	CA PCFA Environ. Improv. Rev. Bonds (ARCO Proj.) Tax. Ser. 1997, due 2/2/06 (GTY: BP Amoco PLC) (Note E)	3.98	30,000,000
30,000,000	Calcasieu Parish Inc., LA IDB, Env. Rev. Bonds, Tax., Var. Rate Notes (CITGO Petroleum Proj.) Ser. 1996, due 11/2/05 (LOC: BNP Paribas)	3.87	30,000,000
22,500,000	Catholic Univ. of America, Tax. Ser. 2004, 4.17% (SBPA: Wachovia Bank, N.A.) (Note C)	4.11	22,500,000
1,695,000	Colorado HFA Tax. Var. Rate Econ. Dev. Rev. Bonds, Ser. 2003B (High Country Container, Inc. Proj.), 4.15% (LOC: Bank One, N.A.) (Note C)	4.09	1,695,000
19,644,000	Connecticut HFA Housing Mtg. Fin. Prog. Bonds, Ser. F1, 3.98%, due 11/3/05 (Credit: Landesbank Hessen-Thueringen GZ; AMBAC)	3.98	19,644,000
20,000,000	Fla. HFC Tax. Housing Rev. Bonds, Ser. 2000A, 4.00% (Credit: AMBAC Assurance Corp.; DEPFA Bank PLC) (Note C)	3.95	20,000,000
5,000,000	Florence, KY Industrial Building Rev., Ser. 2005A, 4.07% (LOC: Fifth Third Bank) (Note C)	4.01	5,000,000
6,480,000	IDB of the Parish of Caddo, Inc., Adj. Rate Tax. IDRB (Sealy Shreveport Industrial Loop, LP Proj.), 4.05% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	3.99	6,480,000

41

TD WATERHOUSE FAMILY OF FUNDS, INC.
Money Market Portfolio • Schedule of Investments
October 31, 2005

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$ 19,900,000	Ill. Dev. Auth. Rev. Bonds (American College of Surgeons Proj.), Tax., Ser. 1996, 4.00% (LOC: Northern Trust Company) (Note C)	3.95	$ 19,900,000
22,100,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1997B, 4.00% (LOC: JPMorgan Chase Bank, N.A.) (Note C)	4.00	22,100,000
18,900,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1998B, 4.00% (Credit: MBIA; Bank of America, N.A.) (Note C)	4.00	18,900,000
13,800,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1999B-I, 4.00% (Credit: MBIA; Bank One, N.A.) (Note C)	4.00	13,800,000
18,000,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1999B-II, 4.00% (Credit: MBIA; Bank One, N.A.) (Note C)	4.00	18,000,000
15,200,000	Ill. Student Asst. Comm., Student Loan Rev. Bonds Tax., Ser. 1999B-III, 4.00% (Credit: MBIA; Bank One, N.A.) (Note C)	4.00	15,200,000
1,000,000	Jackson County (AL) IDB (Beaulieu of America, Inc. Proj.), Tax. IDRB, Ser. 1991, 6.05% (LOC: Fortis Bank) (Note C)	6.05	1,000,000
18,500,000	Jackson Energy Auth. (Jackson, TN) Adj. Rate Rev. Bonds, Ser. 2003A, 4.00% (Credit: FGIC; Bank of America, N.A.) (Note C)	3.95	18,500,000
24,700,000	Miss. (State of) Tax., GO (Nissan N.A. Proj.) Ser. 2003A, 4.04% (SBPA: Bank of America, N.A.) (Note C)	3.98	24,700,000
18,200,000	Miss. Bus. Fin. Corp. Rev. Bonds (Dollar Tree Proj.) Ser. 1998, 4.09% (LOC: Wachovia Bank, N.A.) (Note C)	4.03	18,200,000
5,000,000	Miss. Bus. Fin. Corp. Tax. IDRB (Conair Corp. Proj.), Ser. 2005,4.08% (LOC: Wachovia Bank, N.A.) (Note C)	4.02	5,000,000
3,300,000	Miss. Bus. Fin. Corp. Tax. IDRB (Koch Freezers LLC Proj.), Ser. 2004, 4.09% (LOC: Bank One, N.A.) (Note C)	4.03	3,300,000
9,400,000	Miss. Bus. Fin. Corp. Tax. IDRB (Pottery Barn, Inc. Proj.), Ser. 2004, 4.06% (LOC: Bank of America, N.A.) (Note C)	4.00	9,400,000
8,340,000	New Hampshire Business Auth. (Foundation for Seacoast Health), Ser. 1998B, 3.99% (LOC: Bank of America, N.A.) (Note C)	3.94	8,340,000

42

TD WATERHOUSE FAMILY OF FUNDS, INC.
Money Market Portfolio • Schedule of Investments
October 31, 2005

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$ 24,460,000	NY City HDC Multi-Family Rental Housing Rev. Bonds (Chelsea Centro), 2002 Ser. A, 3.95% (LOC: Bayerische Landesbank GZ) (Note C)	3.95	$ 24,460,000
25,100,000	NY State HFA, Service Contract Rev. Bonds. 2003 Ser. J, 4.00% (LOC Landesbank Hessen-Thueringen GZ) (Note C)	3.95	25,100,000
4,800,000	PA Econ. Dev. Fin. Auth. Tax. Dev. Rev. Bonds, Ser. 2004 C3, 4.07% (LOC: PNC Bank, N.A.) (Note A)	4.01	4,800,000
4,100,000	PA Econ. Dev. Fin. Auth. Tax. Dev. Rev. Bonds, Ser. 2005 B3, 4.07% (LOC: PNC Bank, N.A.) (Note C)	4.01	4,100,000
3,840,000	Putnam Hospital Center (NY), Multi-Mode Rev. Bond, Tax., Ser 1999, 4.27% (LOC: Bank of New York) (Note C)	4.21	3,840,000
27,685,000	State of Texas (Veteran’s Land Refunding Bonds) Tax. GO, Ser. 2002, 3.99% (LIQ: Landesbank Hessen-Thueringen GZ) (Note C)	3.99	27,685,000
32,500,000	Texas PCFA, 4.06%, due 12/5/05	4.00	32,500,000
7,700,000	The Harrisburg Authority (Dauphin County, PA) Tax. Var. Rate Water Rev. Refunding Bonds, Ser. C 2002, 4.11% (Credit: FSA; Dexia Credit Local, S.A.) (Note C)	4.11	7,700,000
68,000,000	Westchester Cty. Health Care Corp., Tax. CP Notes, Ser. 2, due 12/1/05 (LOC: Landesbank Hessen-Thueringen GZ)	3.97	67,776,167

	TAXABLE MUNICIPAL OBLIGATIONS—8.6%		551,620,167

	U.S. GOVERNMENT AGENCY OBLIGATIONS
1,000,000	Fannie Mae Mortgage-backed Discount Notes, due 1/3/06	3.54	993,963
22,056,950	Fannie Mae Mortgage-backed Discount Notes, due 1/3/06	3.53	21,924,167
233,000,000	Fannie Mae Mortgage-backed Discount Notes, due 2/1/06	4.17	230,543,791
66,000,000	Fannie Mae Mortgage-backed Discount Notes, due 2/1/06	4.15	65,306,780
30,000,000	Fannie Mae Mortgage-backed Discount Notes, due 2/1/06	4.14	29,685,667
17,000,000	Fannie Mae Mortgage-backed Discount Notes, due 4/3/06	4.00	16,716,780
91,000,000	Fannie Mae Mortgage-backed Discount Notes, due 7/3/06	4.24	88,465,043
50,000,000	FHLB Notes, 1.70% due 12/30/05 (Note D)	3.12	49,886,234

	U.S. GOVERNMENT AGENCY OBLIGATIONS—7.9%		503,522,425

43

TD WATERHOUSE FAMILY OF FUNDS, INC.
Money Market Portfolio • Schedule of Investments
October 31, 2005

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	REPURCHASE AGREEMENT—8.5%
$ 544,111,000	Bank of America Securities LLC
	• 4.02% dated 10/31/05, due 11/1/05 in the amount of $544,171,759
	• fully collaterized by U.S. Government obligations, coupon range 4.50% to 5.50%, maturity range 9/1/18 to 7/1/35, value $554,993,220	4.02	$ 544,111,000

	TOTAL INVESTMENTS (Cost $6,728,623,733)—105.3%		6,728,623,733
	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(5.3)%		(337,142,280)

	NET ASSETS—100.0%		$ 6,391,481,453

Please see accompanying notes to financial statements.

44

TD WATERHOUSE FAMILY OF FUNDS, INC.
U.S. Government Portfolio • Schedule of Investments
October 31, 2005

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	FANNIE MAE—20.3%
$ 98,285,350	Mortgage-backed Discount Notes, due 11/1/05	3.76	$ 98,285,350
40,000,000	Mortgage-backed Discount Notes, due 1/3/06	3.86	39,734,000
500,000	Mortgage-backed Discount Notes, due 1/3/06	3.54	496,981
10,000,000	Mortgage-backed Discount Notes, due 1/3/06	3.53	9,939,800
75,000,000	Mortgage-backed Discount Notes, due 2/1/06	4.17	74,209,375
15,066,000	Mortgage-backed Discount Notes, due 2/1/06	4.15	14,907,757
10,000,000	Mortgage-backed Discount Notes, due 2/1/06	4.14	9,895,222
20,000,000	Mortgage-backed Discount Notes, due 2/1/06	3.84	19,807,567
5,000,000	Mortgage-backed Discount Notes, due 4/3/06	4.00	4,916,700
20,000,000	Mortgage-backed Discount Notes, due 7/3/06	4.24	19,442,867
25,000,000	Notes, 5.50%, due 2/15/06	3.50	25,136,642

			316,772,261

	FEDERAL FARM CREDIT BANK—0.1%
1,000,000	Notes, 2.38%, due 12/23/05 (Note D)	3.45	998,440

	FEDERAL HOME LOAN BANK—8.5%
60,000,000	Notes, 4.04%, due 11/2/05 (Note A)	3.99	60,000,000
20,000,000	Notes, 1.70%, due 12/30/05 (Note D)	3.12	19,954,494
2,480,000	Notes, 2.61%, due 3/2/06 (Note D)	3.70	2,471,078
35,860,000	Notes, 3.60%, due 10/27/06 (Note D)	3.99	35,780,010
15,125,000	Notes, 4.35%, due 10/30/06 (Note D)	4.47	15,109,328

			133,314,910

	FREDDIE MAC—1.2%
15,000,000	Discount Notes, due 3/14/06	3.93	14,787,200
4,500,000	Notes, 2.38%, due 4/15/06	3.58	4,462,813

			19,250,013

	U.S. GOVERNMENT GUARANTEED OBLIGATIONS—29.2%
65,627,000	Alameda Leasing Ltd. (EXIM Bank Guaranteed Discount Notes) due 12/19/05	3.86	65,292,740
50,000,000	Army and Air Force Exchange Service, 3.95%, due 11/4/05	3.95	50,000,000
30,000,000	Army and Air Force Exchange Service, 3.87%, due 3/1/06 (Note B)	3.87	30,000,000
75,000,000	Army and Air Force Exchange Service, 4.07%, due 11/28/05 (Notes A, B)	4.07	75,000,000
71,045,000	Buchanan Leasing Ltd. (EXIM Bank Guaranteed Discount Notes) due 12/19/05	3.86	70,683,144

45

TD WATERHOUSE FAMILY OF FUNDS, INC.
U.S. Government Portfolio • Schedule of Investments
October 31, 2005

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$ 49,799,000	Clement Leasing Ltd. (EXIM Bank Guaranteed Discount Notes) due 12/19/05	3.86	$ 49,545,357
35,000,000	Overseas Private Investment Corp. (OPIC) Agribusiness Ser. 1995-221-308 (Putable at par 6/15/06), 3.85% due 6/15/07	3.85	35,000,000
14,280,000	Overseas Private Investment Corp. (OPIC) Ser. 1997-553-XXX, 4.00%, due 1/2/06 (Note A)	4.00	14,280,000
21,789,708	Overseas Private Investment Corp. (OPIC) COP, Ser. 1995-197, 4.00%, due 11/2/05 (Note A)	3.95	21,789,708
44,528,750	Totem Ocean Trailer Express, Inc., U.S. Gov’t. Gtd. Ship Financing Notes, Ser. 2002-2, 4.12%, due 11/21/05 (Note A)	4.12	44,524,528

			456,115,477

	REPURCHASE AGREEMENTS—47.4%
273,739,000	Bank of America Securities LLC
	• 4.02% dated 10/31/05, due 11/1/05 in the amount of $273,769,568
	• fully collateralized by U.S. Government securities, coupon range 4.50% to 5.00%, maturity range 7/1/20 to 1/1/35, value $279,213,781	4.02	273,739,000
175,000,000	Citigroup, N.A.
	• 3.85% dated 10/26/05, due 11/2/05 in the amount of $175,131,007
	• fully collateralized by U.S. Government securities, coupon range 4.50% to 5.50%, maturity range 11/1/13 to 8/1/35, value $178,500,000	3.85	175,000,000
290,000,000	Morgan Stanley & Co., Inc.
	• 4.01% dated 10/31/05, due 11/1/05 in the amount of $290,032,303
	• fully collateralized by U.S. Government securities, coupon range 5.50% to 6.00%, maturity range 11/1/22 to 12/1/34, value $295,800,000	4.01	290,000,000

			738,739,000

	TOTAL INVESTMENTS (Cost $1,665,190,101)—106.7%		1,665,190,101
	LIABILITIES IN EXCESS OF OTHER ASSETS, NET—(6.7)%		(103,908,136)

	NET ASSETS—100.0%		$ 1,561,281,965

Please see accompanying notes to financial statements.

46

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Money Market Portfolio • Schedule of Investments
October 31, 2005
PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS
	ALABAMA—1.8%
$ 2,955,000	Auburn IDB Rev. Bonds (Donaldson Co. Inc. Proj.) 2.80% (LOC: Bank of America, N.A.) (Note C)	2.80	$ 2,955,000
3,300,000	Huntsville IDB Rev. Bonds (Central CPVC Corp. Proj.) Ser. 1998, 2.80% (LOC: Citibank) (Note C)	2.80	3,300,000
1,930,000	Montgomery IDB Rev. Bonds (Kinpak Inc. Proj.) 2.97% (LOC: Wachovia Bank, N.A.) (Note C)	2.97	1,930,000
4,650,000	Montgomery IDRB (Anderson ALACO Lawn Proj.) 2.78% (LOC: U.S. Bank, N.A.) (Note C)	2.78	4,650,000

			12,835,000

	ARKANSAS—0.3%
2,275,000	DFA Rev. Bonds (Conestoga Wood Proj.) 2.80% (LOC: Wachovia Bank, N.A.) (Note C)	2.80	2,275,000

	CALIFORNIA—1.8%
12,843,100	FHLMC MFC Rev. Bonds, Ser. M001, 2.80% (LIQ: FHLMC) (Notes C, E)	2.80	12,843,100

	COLORADO—2.3%
5,000,000	Denver City & County Airport Rev. Bonds, 2.86% (LIQ: Bank of New York) (Notes C, E)	2.86	5,000,000
8,265,000	Dept. of Transportation GO Bonds, 2.78% (LIQ: Bank of New York) (Notes C, E)	2.78	8,265,000
2,400,000	Douglas Cty. Hsg. Rev. Bonds (Autumn Chase Proj.) 2.71% (LIQ: FHLMC) (Note C)	2.71	2,400,000
1,000,000	HFA Rev. Bonds (High Country Inc., Proj.) Ser. A, 2.91% (LOC: Bank One, N.A.) (Note C)	2.91	1,000,000

			16,665,000

	DISTRICT OF COLUMBIA—2.7%
12,000,000	HFA COP Rev. Bonds (Tyler House Apts. Proj.) Ser. 1995A, 2.84% (LOC: Landesbank Hessen-Theuringen GZ) (Note C)	2.84	12,000,000
3,750,000	HFA Rev. Bonds, Ser. D, 2.81% (LIQ: Lehman Brothers Holding Inc.) (Notes C, E)	2.81	3,750,000
4,000,000	Water & Sewer Rev. Bonds (Eagle Trust Certs.) 2.74% (LIQ: Citibank, N.A.) (Notes C, E)	2.74	4,000,000

			19,750,000

47

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Money Market Portfolio • Schedule of Investments
October 31, 2005
PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	FLORIDA—6.5%
$ 7,025,000	Alachua Cty. HFA Rev. Bonds (Brookside Apts. Proj.) 2.75% (LOC: FNMA) (Note C)	2.75	$ 7,025,000
2,000,000	Board of Education Rev. Bonds (ABN-AMRO Munitops 1998) 2.72% (LIQ: ABN-AMRO Bank N.V.) (Notes C, E)	2.72	2,000,000
2,500,000	HFA Rev. Bonds (Heritage Pointe Proj.) 2.75% (LOC: FNMA) (Note C)	2.75	2,500,000
15,300,000	Hillsboro Cty. Aviation Auth. CP Notes, Ser. B, 2.80%, due 1/9/06 (LOC: Landesbank Baden-Wurttemburg GZ)	2.80	15,300,000
7,800,000	Miami-Dade Cty IDA Rev. Bonds, 2.75% (LOC: JPMorgan Chase Bank) (Note C)	2.75	7,800,000
730,000	Municipal Loan Council Rev. Bonds, 3.00%, due 2/1/06 (Insured: MBIA)	2.30	731,265
100,000	St. Johns County, IDA, Coastal Healthcare Investors, Rev. Bonds, 3.17% (LOC: SunTrust Bank) (Note C)	3.17	100,000
11,000,000	Sunshine St. Governmental Fin. Commission Rev. Bonds, Ser. G, 2.74%, due 12/8/05 (LIQ: DEPFA Bank)	2.74	11,000,000

			46,456,265

	GEORGIA—5.8%
26,695,000	Atlanta Airport Passenger Fac. Auth. Rev. Bonds, 2.71%, due 1/10/06 (LOC: Calyon, Bayerische Landesbank GZ, Landesbank Baden-Wurttemburg GZ, Wachovia Bank, N.A.)	2.71	26,695,000
1,400,000	Gwinnett Cty. IDRB (Barco Inc. Proj.) 2.80% (LOC: Wachovia Bank, N.A.) (Note C)	2.80	1,400,000
12,018,000	Municipal Elec. Auth. Rev. Bonds, Ser. A, 2.68%, due 12/7/05 (LOC: Bayerische Landesbank GZ, Bank of America, N.A., WestLB AG)	2.68	12,018,000
1,450,000	Valdosta Lowndes Cty. IDRB (Reames Cos. Proj.) Ser 1998, 2.75% (LOC: Bank of America, N.A.) (Note C)	2.75	1,450,000

			41,563,000

	ILLINOIS—10.7%
5,390,000	Chicago Enterprise Zone Rev. Bonds, 2.75% (LOC: Harris Trust and Savings Bank) (Note C)	2.75	5,390,000
7,000,000	Chicago GO Tender Notes, 2.20%, put 12/8/05 (LOC: State Street Bank)	2.20	7,000,000
30,935,000	Chicago O’Hare Airport Rev. Bonds, 2.72%, due 11/1/05 (LOC: Fortis Bank, Dexia Finance, Societe Generale, State Street Bank)	2.72	30,935,000

48

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Money Market Portfolio • Schedule of Investments
October 31, 2005
PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$ 5,535,000	Chicago Wastewater Rev. Bonds (MERLOT) 2.72% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	2.72	$ 5,535,000
4,450,000	Chicago Water Rev. Bonds (MERLOT) 2.28%, put 1/20/06 (LIQ: Wachovia Bank, N.A.) (Note E)	2.28	4,450,000
600,000	DFA Rev. Bonds (Overton Gear & Tool Corp.) 2.85% (LOC: LaSalle National Bank, N.A.) (Note C)	2.85	600,000
500,000	DFA Rev. Bonds (Profile Plastics Proj.) 2.79% (LOC: LaSalle National Bank, N.A.) (Note C)	2.79	500,000
2,100,000	Lake Cty. Solid Waste Rev. Bonds (Countryside Landfill Inc.) 2.77% (LOC: JPMorgan Chase Bank) (Note C)	2.77	2,100,000
975,000	Lake Cty. Solid Waste Rev. Bonds, Ser. 96, 2.86% (LOC: LaSalle National Bank, N.A.) (Note C)	2.86	975,000
1,305,000	Lake Cty. Solid Waste Rev. Bonds, Ser. 97, 2.86% (LOC: LaSalle National Bank, N.A.) (Note C)	2.86	1,305,000
2,600,000	North Aurora IDRB (Oberweiss Dairy Inc. Proj.) 2.79% (LOC: LaSalle National Bank, N.A.) (Note C)	2.79	2,600,000
3,630,000	Oswego IDRB (Griffith Labs Proj.) 2.80% (LOC: LaSalle National Bank, N.A.) (Note C)	2.80	3,630,000
5,000,000	Paris IDRB (Simonton Building Products Inc. Proj.) 2.82% (LOC: PNC Bank, N.A.) (Note C)	2.82	5,000,000
1,800,000	Richmond IDRB (Maclean Fogg Co. Proj.) 2.77% (LOC: Bank of America, N.A.) (Note C)	2.77	1,800,000
4,900,000	Schaumberg GO Bonds (MERLOT) 2.72% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	2.72	4,900,000

			76,720,000

	INDIANA—1.6%
500,000	DFA Rev. Bonds (Sheet Metal Workers Local 20) 2.83% (LOC: US Bank, N.A.) (Note C)	2.83	500,000
2,625,000	East Chicago EDA Rev. Bonds (Robinson Steel Inc. Proj.) 2.86% (LOC: LaSalle National Bank, N.A.) (Note C)	2.86	2,625,000
650,000	New Albany EDR Bonds (Gordon & Jeff Huncilman Proj.) 2.84% (LOC: PNC Bank, N.A.) (Note C)	2.84	650,000
4,000,000	Pure Air Rev. Bonds, 2.75%, due 11/14/05 (LOC: Landesbank Hessen-Theuringen GZ)	2.75	3,999,992
1,200,000	Scott Cty. EDA Rev. Bonds (Scott Cty. Family YMCA Inc.) 2.91% (LOC: Bank One, N.A.) (Note C)	2.91	1,200,000
2,550,000	Whiting Env. Fac. Rev. Bonds (Amoco Oil Co. Proj.) Ser. 2000, 2.79% (Note C)	2.79	2,550,000

			11,524,992

49

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Money Market Portfolio • Schedule of Investments
October 31, 2005
PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	IOWA—0.2%
$ 1,650,000	Dubuque (Jeld-Wen Inc. Proj.) Ser. 1988, 2.86% (LOC: LaSalle National Bank, N.A.) (Note C)	2.86	$ 1,650,000

	KANSAS—0.3%
2,415,000	Sedgewick & Shawnee Ctys. Rev. Bonds (MERLOT) 2.77% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	2.77	2,415,000

	KENTUCKY—1.2%
3,000,000	Carroll Cty. Solid Waste Rev. Bonds (North American Stainless) 2.72% (LOC: Fifth Third Bank) (Note C)	2.72	3,000,000
710,000	Cynthiana IDRB (Bullard Co. Proj.) 2.80% (LOC: Bank One, N.A.) (Note C)	2.80	710,000
4,700,000	Mayfield IDRB (Seaboard Farms of KY Inc. Proj.) 2.75% (LOC: SunTrust Bank, N.A.) (Note C)	2.75	4,700,000

			8,410,000

	LOUISIANA—4.9%
15,405,000	Jefferson Parish Hospital Rev. Bonds (Putter #522) 2.76% (LOC: JPMorgan Chase Bank) (Notes C, E)	2.76	15,405,000
19,925,000	New Orleans Sales Tax Rev. Bonds, 2.97% (LIQ: Lehman Brothers Holdings Inc.) (Notes C, E)	2.97	19,925,000

			35,330,000

	MAINE—2.0%
1,065,000	Fin. Auth. Rev. Bonds (Brunswick Publishing) 2.80% (LOC: SunTrust Bank) (Note C)	2.80	1,065,000
11,125,000	Hsg. Auth. Rev. Bonds, Ser. C, 2.75% (LIQ: State Street Bank) (Note C)	2.75	11,125,000
2,000,000	Public Util. Fin. Rev. Bonds (Maine Public Service Co. Proj.) 2.80% (LOC: Bank of New York) (Note C)	2.80	2,000,000

			14,190,000

	MARYLAND—0.4%
3,000,000	CDA Rev. Bonds, 3.20%, put 11/24/06	3.20	3,000,000

	MASSACHUSETTS—1.0%
2,475,000	IDRB (Frequency & Time Sys.) 2.80% (LOC: Wells Fargo) (Note C)	2.80	2,475,000
5,000,000	North Adams BANS GO Notes, 3.50%, due 2/24/06	2.50	5,048,650

			7,523,650

50

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Money Market Portfolio • Schedule of Investments
October 31, 2005
PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	MICHIGAN—0.4%
$ 1,615,000	Lowell IDRB (Litehouse Proj.) 2.85% (LOC: Fifth Third Bank) (Note C)	2.85	$ 1,615,000
1,050,000	Strategic Fund PCR Rev. Bonds (Jo-Mar Family/ Troy Tube & Mfg. Proj.) 2.79% (LOC: Fifth Third Bank) (Note C)	2.79	1,050,000

			2,665,000

	MINNESOTA—0.7%
5,000,000	St. Paul & Ramsey Cty. Hsg. & Redev. Auth. Rev. Bonds, Ser. 2002A, 2.80% (LOC: LaSalle National Bank, N.A.) (Note C)	2.80	5,000,000

	MISSISSIPPI—0.1%
600,000	Business Fin. Corp. IDRB (Lehman-Roberts Co. Proj.) Ser. A, 2.80% (LOC: Bank of America, N.A.) (Note C)	2.80	600,000

	MISSOURI—0.1%
1,050,000	IDRB (Filtration Group Inc.) 2.84% (LOC: LaSalle National Bank, N.A.) (Note C)	2.84	1,050,000

	NEW HAMPSHIRE—0.2%
1,250,000	Manchester Hsg. Auth. Rev. Bonds (Wall St. Tower Proj.) Ser. B, 2.77% (LOC: PNC Bank, N.A.) (Note C)	2.77	1,250,000

	NEW JERSEY—0.0%
200,000	Paterson GO Bonds, 5.00%, due 2/15/06 (Insured: MBIA)	2.20	201,595

	NEW MEXICO—0.7%
800,000	Albuquerque IDRB (CVI Laser Corp. Proj.) Ser. 1998, 2.80% (LOC: Bank of America, N.A.) (Note C)	2.80	800,000
970,000	Albuquerque IDRB (Karsten Co. of New Mexico) Ser. 1997A, 2.90% (LOC: Bank One, N.A.) (Note C)	2.90	970,000
3,000,000	Farmington IDRB (Independent Mobility Sys. Proj.) Ser. A, 2.77% (LOC: Bank of America, N.A.) (Note C)	2.77	3,000,000

			4,770,000

	NEW YORK—0.3%
1,975,000	East Rochester Village Hsg. Auth. Rev. Bonds (Roaring Forks Proj.) 2.79% (LIQ: FNMA) (Notes C, E)	2.79	1,975,000

51

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Money Market Portfolio • Schedule of Investments
October 31, 2005

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	NORTH CAROLINA—0.1%
$ 1,000,000	Burke Cty. PCR Bonds (Jobst Institute Inc. Proj.) 2.75% (LOC: Wachovia Bank, N.A.) (Note C)	2.75	$ 1,000,000

	OHIO—3.5%
6,100,000	Air Quality Dev. Auth. Rev. Bonds (Columbus Southern) 2.70% (LOC: BNP Paribas) (Note C)	2.70	6,100,000
13,800,000	Akron Rev. Bonds (Munitops) Ser. 2003-37, 2.70% (LIQ: ABN-AMRO Bank, N.V.) (Notes C, E)	2.70	13,800,000
5,000,000	Hamilton Cty. EDA Rev. Bonds (CAA Complex at Jordan Proj.) 2.72% (LOC: Fifth Third Bank) (Note C)	2.72	5,000,000

			24,900,000

	OKLAHOMA—0.4%
2,850,000	Muskogee City & County Trust Port Auth. Rev. Bonds, 2.84% (LOC: Bank of America, N.A.) (Note C)	2.84	2,850,000

	OREGON—0.3%
1,800,000	EDR Bonds (Antelope Acquisition Proj.) 2.90% (LOC: US Bank, N.A.) (Note C)	2.90	1,800,000

	PENNSYLVANIA—6.6%
13,000,000	Higher Educ. Rev. Bonds, Ser. 1994A, 2.73% (LIQ: WestLB AG) (Note C)	2.73	13,000,000
4,455,000	Montgomery Cty. Higher Educ. & Health Auth. Rev. Bonds (Madlyn & Leonard Abramson) 2.73% (LOC: Allied Irish Banks PLC) (Note C)	2.73	4,455,000
3,435,000	Montgomery Cty. Higher Educ. & Health Auth. Rev. Bonds (Philadelphia Geriatric) 2.73% (LOC: Allied Irish Banks PLC) (Note C)	2.73	3,435,000
1,300,000	Philadelphia IDRB (Henry H. Ottens Mfg. Proj.) 2.85% (LOC: Wachovia Bank, N.A.) (Note C)	2.85	1,300,000
215,000	Turnpike Commission Rev. Bonds, 5.00%, due 12/1/05 (Insured: FGIC)	2.20	215,487
25,048,000	Venango IDA Bonds (Scrubgrass Proj.) Ser. A, 2.73% due 11/7/05 (LOC: Dexia Credit Local)	2.73	25,048,000

			47,453,487

52

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Money Market Portfolio • Schedule of Investments
October 31, 2005
PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	SOUTH CAROLINA—3.1%
$ 1,920,000	Berkeley Cty. Facs. Rev. Bonds (Amoco Chemical Proj.) 2.79% (Note C)	2.79	$ 1,920,000
2,200,000	Florence Cty. Solid Waste Disp. Rev. Bonds (Roche Carolina, Inc.) Ser. 98, 2.81% (LOC: Deutsche Bank) (Note C)	2.81	2,200,000
4,000,000	Greenville City & County IDRB (Stevens Aviation Tech. Serv. Facs. Proj.) Ser. 97, 2.80% (LOC: Wachovia Bank, N.A.) (Note C)	2.80	4,000,000
1,300,000	Jobs EDA Rev. Bonds (Ellcon National Inc. Proj.) 2.80% (LOC: Wachovia Bank, N.A.) (Note C)	2.80	1,300,000
2,680,000	Jobs EDA Rev. Bonds (JM Steel Corp. Proj.) Ser. 1999B, 2.84% (LOC: PNC Bank, N.A.) (Note C)	2.84	2,680,000
2,200,000	Jobs EDA Rev. Bonds (Zeuna Starker Proj.) Ser. 1993, 2.75% (LOC: Bank of America, N.A.) (Note C)	2.75	2,200,000
8,000,000	Port Auth. Rev. Bonds (ABN-AMRO Munitops #7) 2.81% (LIQ: ABN-AMRO Bank, N.V.) (Notes C, E)	2.81	8,000,000

			22,300,000

	TENNESSEE—3.1%
1,900,000	Franklin Cty. IDRB (Franklin Ind. Inc. Proj.) 2.80% (LOC: Bank of America, N.A.) (Note C)	2.80	1,900,000
3,695,000	Hendersonville Hsg. IDRB (Windsor Park Proj.) 2.71% (LIQ: FNMA) (Note C)	2.71	3,695,000
10,000,000	Metropolitan Government Davidson Cty. Rev. Bonds (Munitops) Ser. 1999-1, 2.74% (LIQ: ABN-AMRO Bank, N.V.) (Notes C, E)	2.74	10,000,000
7,000,000	Metropolitan Government Davidson Cty. Rev. Bonds (Timberlake Proj.) 2.69% (LOC: FNMA) (Note C)	2.69	7,000,000

			22,595,000

	TEXAS—14.9%
27,250,000	Brownsville Util. Sys. Rev. Bonds, Ser. A, 2.65%, due 11/3/05 (LIQ: State Street Bank)	2.65	27,250,000
15,000,000	Camp Cty. IDC Rev. Bonds (Pilgrims Pride Corp. Proj.) 2.75% (LOC: Harris Trust and Savings Bank) (Note C)	2.75	15,000,000
6,000,000	Dept. of Hsg. & Comm. Affairs Rev. Bonds (Chisholm Trails Apts.) 2.76% (LIQ: FNMA) (Note C)	2.76	6,000,000
2,600,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.) Ser. 1994, 2.79% (Note C)	2.79	2,600,000
1,500,000	Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.) Ser. 1995, 2.79% (Note C)	2.79	1,500,000
12,800,000	Harris Cty. HFC Rev. Bonds, 2.96% (LIQ: Lehman Brothers Holding Inc.) (Notes C, E)	2.96	12,800,000

53

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Money Market Portfolio • Schedule of Investments
October 31, 2005
PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$ 1,869,000	Houston Airport Rev. Bonds, Munitops Trust Cert., Ser. 1998-15, 2.81% (LIQ: ABN-AMRO Bank, N.V.) (Notes C, E)	2.81	$ 1,869,000
13,500,000	Houston Util. Rev. Bonds (Roaring Forks ) 2.78% (LIQ: Bank of New York) (Notes C, E)	2.78	13,500,000
1,300,000	San Antonio Airport Sys. Rev. Bonds (Cessna Aircraft) 2.80% (LOC: Bank of America, N.A.) (Note C)	2.80	1,300,000
3,890,000	San Antonio Educ. Facs. Rev. Bonds (St. Anthony Catholic High School) 2.75% (LOC: Bank One) (Note C)	2.75	3,890,000
15,000,000	San Antonio Gas & Elec. Rev. Bonds, 2.80%, due 1/19/06 (LIQ: Bank of America, N.A., State Street Bank)	2.80	15,000,000
2,000,000	San Antonio IDA Rev. Bonds (LGC Building LLC & KLN Steel Prod. Co. Ltd. Proj.) Ser. 1998, 2.80% (LOC: Bank of America, N.A.) (Note C)	2.80	2,000,000
4,290,000	Veterans Hsg. Rev. Bonds, Ser. 1994A-1, 2.83% (Note C)	2.83	4,290,000

			106,999,000

	UTAH—3.3%
24,000,000	Board of Regents Student Loan Rev. Bonds, 2.75% (LOC: DEPFA Bank) (Note C)	2.75	24,000,000

	VARIOUS STATES—3.1%
21,258,659	FHLMC MFC Rev. Bonds, Ser. M002, 2.85% (LIQ: FHLMC) (Notes C, E)	2.85	21,258,659
685,000	Greystone Tax Exempt Cert. Rev. Bonds, Ser. 1998-2, 2.83% (LOC: Credit Suisse) (Notes C, E)	2.83	685,000

			21,943,659

	VIRGINIA—1.4%
8,000,000	Chesapeake GO Bonds (Eagle Trust) Ser. 98-4601, 2.73% (LIQ: Citigroup, N.A.) (Notes C, E)	2.73	8,000,000
1,000,000	Halifax Cty. IDA Rev. Bonds (O’Sullivan Industries Proj.) 2.85% (LOC: Wachovia Bank, N.A.) (Note C)	2.85	1,000,000
1,425,000	Suffolk Redev. & Hsg. Rev. Bonds (Oak Springs Apartments Proj.) 2.71% (LOC: FHLMC) (Note C)	2.71	1,425,000

			10,425,000

54

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Money Market Portfolio • Schedule of Investments
October 31, 2005

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	WASHINGTON—10.4%
$ 3,410,000	Econ. DFA Rev. Bonds (Waste Management Proj.) Ser. 200I, 2.73% (LOC: Fleet National Bank) (Note C)	2.73	$ 3,410,000
900,000	EDA Rev. Bonds (Seadrunar Proj.) 2.76% (LOC: US Bank, N.A.) (Note C)	2.76	900,000
8,995,000	HFC Rev. Bonds (Boardwalk Apts. Proj.) 2.77% (LOC: FNMA) (Note C)	2.77	8,995,000
6,200,000	HFC Rev. Bonds (Bremerton Senior Living) 2.76% (LOC: FNMA) (Note C)	2.76	6,200,000
1,800,000	HFC Rev. Bonds (Lake Washington Apt. Proj.) 2.75% (LOC: Bank of America, N.A.) (Note C)	2.75	1,800,000
2,000,000	HFC Rev. Bonds (Merrill Gardens Proj.) Ser. A, 2.76% (LOC: FNMA) (Note C)	2.76	2,000,000
10,900,000	HFC Rev. Bonds (Mill Plain Crossing Proj.) 2.72% (LOC: Harris Trust and Savings Bank) (Note C)	2.72	10,900,000
2,250,000	HFC Rev. Bonds (Oxford Square Apts. Proj.) Ser. A, 2.80% (LOC: US Bank, N.A.) (Note C)	2.80	2,250,000
4,620,000	HFC Rev. Bonds (Woodlands Proj.) Ser. A, 2.76% (LOC: FNMA) (Note C)	2.76	4,620,000
1,000,000	Olympia EDC Rev. Bonds (Spring Air Northwest Proj.) 2.80% (LOC: US Bank, N.A.) (Note C)	2.80	1,000,000
3,000,000	Port Bellingham IDRB (BP West Coast Products) 2.79% (Note C)	2.79	3,000,000
2,000,000	Port of Seattle Rev. Bonds, Ser. 1997, 2.86% (LOC: Bank of New York) (Note C)	2.86	2,000,000
18,985,000	Public Power Supply Rev. Bonds (MERLOT) 2.30%, put 2/1/06 (LIQ: Wachovia Bank, N.A.) (Notes C, E)	2.30	18,985,000
8,900,000	Tacoma Rev. Bonds, CP Notes, 2.65%, due 11/10/05 (LOC: Bank of America, N.A.)	2.65	8,900,000

			74,960,000

	WISCONSIN—1.1%
3,000,000	Appleton IDRB (Pensar Electric Solutions Proj.) 2.86% (LOC: Bank One, N.A.) (Note C)	2.86	3,000,000
1,960,000	Grand Chute IDRB (Surface Mount Technology Proj.) 3.05% (LOC: Bank One, N.A.) (Note C)	3.05	1,960,000
330,000	Janesville IDRB (Freedom Plastics Inc. Proj.) 2.80% (LOC: LaSalle National Bank, N.A.) (Note C)	2.80	330,000
2,250,000	Waukesha Cty. GO Anticipation Notes, 3.75%, due 4/3/06	3.27	2,253,995

			7,543,995

55

TD WATERHOUSE FAMILY OF FUNDS, INC.
Municipal Money Market Portfolio • Schedule of Investments
October 31, 2005
	ANNUALIZED YIELD (%)	VALUE

TOTAL MUNICIPAL OBLIGATIONS (cost $699,432,743)—97.3%		$ 699,432,743
OTHER ASSETS AND LIABILITIES, NET—2.7%		19,536,088

NET ASSETS—100.0%		$ 718,968,831

Please see accompanying notes to financial statements.

56

TD WATERHOUSE FAMILY OF FUNDS, INC.
California Municipal Money Market Portfolio • Schedule of Investments
October 31, 2005
PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS
	CALIFORNIA—93.4%
$ 3,300,000	ABAG Fin. Auth. Rev. Bonds (Auth. For Non-Profit Corps.) 2.82% (LOC: Allied Irish Banks, PLC) (Note C)	2.82	$ 3,300,000
8,200,000	ABAG Fin. Auth. Rev. Bonds (Paragon Apts.) 2.75% (LOC: Comerica Bank) (Note C)	2.75	8,200,000
1,800,000	Alameda Contra Costa Schools Rev. Bonds, Ser. A, 2.77% (LOC: Bank of Nova Scotia) (Note C)	2.77	1,800,000
9,000,000	Alameda Corridor Trans. Auth. Rev. Bonds (Trust Receipts) Ser. CMC1, 2.74% (LIQ: JPMorgan Chase Bank) (Notes C, E)	2.74	9,000,000
5,000,000	Anaheim Hsg. Auth. Rev. Bonds (Fountains Anaheim Hills Proj.) Ser. A, 2.72% (LOC: FNMA) (Note C)	2.72	5,000,000
3,745,000	Baldwin Park COP, 2.74% (LOC: Allied Irish Banks, PLC) (Note C)	2.74	3,745,000
7,600,000	Big Bear Lake Rev. Bonds (SW Gas Corp. Proj.) Ser. A, 2.71% (LOC: KBC Bank NV) (Note C)	2.71	7,600,000
3,980,000	Compton USD GO Bonds (MERLOT) 2.71% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	2.71	3,980,000
5,400,000	Dept. of Water Resources Rev. Bonds, Ser. C7, 2.68% (LIQ: Dexia Credit Finance) (Note C)	2.68	5,400,000
5,408,000	Dept. of Water Resources Rev. Bonds, 2.67%, due 12/8/05 (LIQ: Landesbank Hessen-Theuringen GZ)	2.67	5,408,000
16,325,556	FHLMC MFC Rev. Bonds, Ser. M001, 2.80% (LIQ: FHLMC) (Notes C, E)	2.80	16,325,556
2,985,000	Fresno Airport Rev. Bonds (MERLOT), Ser. 2000B1, 2.76% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	2.76	2,985,000
3,000,000	GO Bonds, Ser. C4, 2.68% (LOC: Landesbank Hessen-Theuringen GZ, Bank of Nova Scotia, Bank of America, N.A.) (Note C)	2.68	3,000,000
14,000,000	Golden Gate Bridge & Highway Rev. Bonds, 2.67%, due 12/6/05 (LIQ: JPMorgan Chase Bank)	2.67	14,000,000
1,300,000	Huntington Beach MFH Rev. Bonds, 2.67% (LOC: FHLMC) (Note C)	2.67	1,300,000
4,360,000	Infrastructure & EDR Bonds (Hydro Systems Proj.) 2.78% (LOC: Comerica Bank, N.A.) (Note C)	2.78	4,360,000
1,500,000	Infrastructure & EDR Bonds (Nature Kist Snacks Proj.) 2.72% (LOC: Wells Fargo Bank, N.A.) (Note C)	2.72	1,500,000
9,500,000	Infrastructure & EDR Bonds (J. Paul Getty Trust) 2.25%, put 2/2/06	2.25	9,500,000

57

TD WATERHOUSE FAMILY OF FUNDS, INC.
California Municipal Money Market Portfolio • Schedule of Investments
October 31, 2005
PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$ 2,005,000	Infrastructure & EDR Bonds, Ser. A, 2.78% (LOC: Comerica Bank, N.A.) (Note C)	2.78	$ 2,005,000
7,700,000	Lancaster Redev. Agency Rev. Bonds (Cedar Creek Proj.) 2.72% (LOC: FNMA) (Note C)	2.72	7,700,000
8,000,000	Lancaster Redev. Agency Rev. Bonds 2.82% (LIQ: Lehman Brothers Holding Inc.) (Notes C, E)	2.82	8,000,000
19,000,000	Livermore Redev. Agency Hsg. Rev. Bonds, 2.72% (LOC: FHLB) (Note C)	2.72	19,000,000
1,200,000	Los Angeles Multi-Family Rev. Bonds (Museum Terrace Apts) Ser. H, 2.53% (LOC: Bank of America, N.A.) (Note C)	2.53	1,200,000
400,000	Los Angeles Multi-Family Rev. Bonds, Ser. K, 2.68% (LOC: FHLB) (Note C)	2.68	400,000
5,000,000	Los Angeles Municipal Imp. Auth. Rev. Bonds CP Notes, 2.65%, due 12/7/05 (LOC: Bank of America, N.A.)	2.65	5,000,000
4,980,000	Los Angeles USD GO Bonds (MERLOT) Ser. B12, 2.71% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	2.71	4,980,000
2,000,000	Los Angeles Wastewater Sys. Rev. Bonds, Ser. A, 2.15%, put 12/15/05 (LIQ: FGIC)	2.15	2,000,000
2,000,000	Los Angeles Wastewater Sys. Rev. Bonds, Ser. B, 2.15%, put 12/15/05 (LIQ: FGIC)	2.15	2,000,000
5,895,000	Metropolitan Water Dist. of Southern CA Rev. Bonds (MERLOT) 2.71% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	2.71	5,895,000
5,000,000	Northern CA Transmission CP Notes, 2.70%, due 1/10/06 (LIQ: WestLB AG)	2.70	5,000,000
700,000	Ontario IDA Rev. Bonds (Winsford Partners) Ser. A, 2.72% (LOC: Citigroup, N.A.) (Note C)	2.72	700,000
2,185,000	Public Works Rev. Bonds (Putters 610) 2.73% (LIQ: JPMorgan Chase Bank) (Notes C, E)	2.73	2,185,000
2,400,000	Riverside Cty. COP, 2.66% (LOC: State Street Corp.) (Note C)	2.66	2,400,000
3,910,000	Sacramento Cty. Sanitation Dist. GO Bonds (MERLOT) Ser. 2000SSS, 2.71% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	2.71	3,910,000
4,750,000	Sacramento Hsg. Auth. Rev. Bonds (Freemont Mews Apt. Proj.) 2.70% (LOC: Wachovia Bank, N.A.) (Note C)	2.70	4,750,000
12,590,000	Sacramento Hsg. Auth. Rev. Bonds (Northpointe Apts. — Roaring Forks) 2.77% (LIQ: Bank of New York) (Notes C, E)	2.77	12,590,000

58

TD WATERHOUSE FAMILY OF FUNDS, INC.
California Municipal Money Market Portfolio • Schedule of Investments
October 31, 2005
PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$ 2,000,000	Sacramento MUD Rev. Bonds (MERLOT) Ser. 2000 A10, 2.71% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	2.71	$ 2,000,000
1,000,000	San Diego Cty. COP Rev. Bonds (San Diego Museum of Art Proj.) 2.82% (LOC: Allied Irish Banks, PLC) (Note C)	2.82	1,000,000
13,500,000	San Diego USD GO Bonds (Munitops) 2.72% (LIQ: ABN-AMRO Bank) (Notes C, E)	2.72	13,500,000
2,200,000	San Jose MFH Rev. Bonds (Cinnabar Commons) 2.71% (LOC: Bank of America, N.A.) (Note C)	2.71	2,200,000
3,000,000	San Jose MFH Rev. Bonds (Evans Lane Apts.) 2.71% (LOC: Bank of America, N.A.) (Note C)	2.71	3,000,000
500,000	San Jose-Santa Clara Water Fin. Auth. Rev. Bonds, 5.25%, due 11/15/05	2.70	505,454
6,270,000	Statewide CDA Rev. Bonds (Aegis Pleasant Hills Proj.) Ser. M, 2.72% (LOC: FNMA) (Note C)	2.72	6,270,000
2,000,000	Statewide CDA Rev. Bonds (Chevron USA Inc. Proj.) Ser. 1994, 2.74% (Note C)	2.74	2,000,000
3,340,000	Statewide CDA Rev. Bonds (Crossing Sr. Proj.) 2.75% (LOC: Citigroup, N.A.) (Note C)	2.75	3,340,000
5,000,000	Statewide CDA Rev. Bonds (Fountains Seacliff Apts. Proj.) Ser. Y, 2.72% (LOC: FNMA) (Note C)	2.72	5,000,000
15,625,000	Statewide CDA Rev. Bonds (Jackie Robinson Apts. Proj.) 2.95%, put 1/17/06 (GIC: Royal Bank of Canada)	2.95	15,625,000
2,000,000	Statewide CDA Rev. Bonds (Maple Square Apts. Proj.) 2.69% (LOC: Citigroup, N.A.) (Note C)	2.69	2,000,000
3,750,000	Statewide CDA Rev. Bonds (Masters College Proj.) 2.67% (LOC: U.S. Bank, N.A.) (Note C)	2.67	3,750,000
3,600,000	Statewide CDA Rev. Bonds (Pavillion Apts) 2.72% (LIQ: FNMA) (Note C)	2.72	3,600,000
5,505,000	Statewide CDA Rev. Bonds (River Run Senior Apts. Proj.) Ser. LL, 2.72% (LOC: FHLB) (Note C)	2.72	5,505,000
8,400,000	Statewide Communities Rev. Bonds (Cathedral High School Proj.) 2.72% (LOC: Allied Irish Banks PLC) (Note C)	2.72	8,400,000

			273,814,010

59

TD WATERHOUSE FAMILY OF FUNDS, INC.
California Municipal Money Market Portfolio • Schedule of Investments
October 31, 2005

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	PUERTO RICO—5.6%
$ 13,500,000	Commonwealth TOC’s Trust, Ser. 2001-1, 2.71% (LIQ: Bank of New York) (Notes C, E)	2.71	$ 13,500,000
3,000,000	Highway & Transportation Auth. Rev. Bonds (ROC II TR1) 2.71% (LIQ: Citigroup, N.A.) (Notes C, E)	2.71	3,000,000

			16,500,000

	TOTAL MUNICIPAL OBLIGATIONS (cost $290,314,010)—99.0%		290,314,010
	OTHER ASSETS AND LIABILITIES, NET—1.0%		2,858,323

	NET ASSETS—100.0%		$ 293,172,333

Please see accompanying notes to financial statements.

60

TD WATERHOUSE FAMILY OF FUNDS, INC.
New York Municipal Money Market Portfolio • Schedule of Investments
October 31, 2005

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

	MUNICIPAL OBLIGATIONS
	NEW YORK—93.4%
$ 955,000	Dorm. Auth. Rev. Bonds (MERLOT) Ser. A30, 2.71% (LIQ: Wachovia Bank, N.A) (Notes C, E)	2.71	$ 955,000
2,000,000	Dutchess Cty. IDA Rev. Bonds (Marist College) 2.69% (LOC: Bank of New York) (Note C)	2.69	2,000,000
6,225,000	East Rochester Village Hsg. Auth. Rev. Bonds (Roaring Forks Proj.) 2.79% (LIQ: FNMA) (Notes C, E)	2.79	6,225,000
2,000,000	Energy Research & Dev. Auth. Facs. Rev. Bonds, Ser. C1, 2.71% (LOC: Citigroup, N.A.) (Note C)	2.71	2,000,000
1,000,000	Environmental Facs. Rev. Bonds (Putter 613) 2.73% (LIQ: JPMorgan Chase Bank) (Notes C, E)	2.73	1,000,000
4,000,000	Environmental Quality GO Bonds, 2.95%, put 8/3/06 (LOC: WestLB AG)	2.95	4,000,000
3,750,000	Environmental Quality GO Bonds, Ser. A, 2.60%, due 11/3/05 (LOC: Bayerische Landesbank GZ & Landesbank Hessen-Theuringen GZ)	2.60	3,750,000
2,655,000	Geneva HFA Rev. Bonds (Depaul Community Facs.) Ser. A, 2.70% (LOC: FHLB) (Note C)	2.70	2,655,000
3,300,000	GO Bonds, Ser. A, 2.83%, put 2/6/06 (LOC: Dexia Credit Local)	2.83	3,300,000
10,000,000	Hempstead IDA Rev. Bonds, 2.88% (LIQ: Lehman Brothers Holdings Inc.) (Notes C, E)	2.88	10,000,000
3,000,000	HFA Rev. Bonds (1500 Lexington Ave. Proj.) Ser. A, 2.80% (LIQ: FNMA) (Note C)	2.80	3,000,000
1,500,000	HFA Rev. Bonds (250 West 93rd St. Proj.) Ser. A, 2.76% (LOC: Fleet National Bank) (Note C)	2.76	1,500,000
6,600,000	HFA Rev. Bonds (350 West 43rd St. Proj.) Ser. A, 2.71% (LOC: Landesbank Hessen-Theuringen GZ) (Note C)	2.71	6,600,000
1,400,000	HFA Rev. Bonds (Gethsemane Apts. Proj.) Ser. A, 2.74% (LOC: FHLB) (Note C)	2.74	1,400,000
810,000	Jay Street Dev. Corp. Rev. Bonds, 2.68% (LOC: DEPFA Bank) (Note C)	2.68	810,000
3,500,000	Mortgage Agency Rev. Bonds (Homeowner Mortgages) 2.80% (LIQ: Dexia Credit Local) (Note C)	2.80	3,500,000
1,945,000	Mortgage Agency Rev. Bonds (MERLOT) Ser. A11, 2.71% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	2.71	1,945,000
665,000	Mortgage Agency Rev. Bonds (MERLOT) Ser. A33, 2.71% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	2.71	665,000
4,000,000	MTA Rev. Bonds (Lehman) Ser. K3, 2.78% (LIQ: Lehman Brothers Holding, Inc.) (Notes C, E)	2.78	4,000,000

61

TD WATERHOUSE FAMILY OF FUNDS, INC.
New York Municipal Money Market Portfolio • Schedule of Investments
October 31, 2005

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$ 1,450,000	MTA Rev. Bonds (MERLOT) Ser. A43, 2.71% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	2.71	$ 1,450,000
9,965,000	NYC Cultural Res. Rev. Bonds (American Museum of Natural History/Munitops) 2.73% (LIQ: ABN-AMRO Bank N.V.) (Notes C, E)	2.73	9,965,000
5,200,000	NYC GO Bonds, Ser. 1994E4, 2.70% (LOC: State Street Bank) (Note C)	2.70	5,200,000
1,850,000	NYC HDC Rev. Bonds (Atlantic Courts Apt. Proj.) 2.72% (LOC: HSBC Bank) (Note C)	2.72	1,850,000
6,625,000	NYC HDC Rev. Bonds (East 17th St. Proj.) 2.72% (LOC: Rabobank Nederland) (Note C)	2.72	6,625,000
1,000,000	NYC IDA Rev. Bonds (Abraham Joshua Heschel Proj.) 2.75% (LOC: Allied Irish Bank, PLC) (Note C)	2.75	1,000,000
2,000,000	NYC IDA Rev. Bonds (Professional Childrens School) 2.75% (LOC: Wachovia Bank, N.A.) (Note C)	2.75	2,000,000
700,000	NYC IDA Rev. Bonds (USA Waste Services) 2.69% (LOC: JPMorgan Chase Bank) (Note C)	2.69	700,000
4,000,000	NYC Muni Water Fin. Auth. Rev. Bonds, Ser. 6, 2.70%, due 12/22/05 (LIQ: Landesbank Hessen-Theuringen GZ, Landesbank Baden-Wurttemburg GZ)	2.70	4,000,000
2,000,000	NYC Muni Water Fin. Auth. Rev. Bonds, Ser. F2, 2.70% (LIQ: JPMorgan Chase Bank) (Note C)	2.70	2,000,000
2,500,000	NYC Muni Water Fin. Auth. Rev. Bonds, Ser. G, 2.68% (LIQ: FGIC) (Note C)	2.68	2,500,000
1,000,000	NYC Transitional Fin. Auth. Rev. Bonds (Eagle Trust) 2.73% (LIQ: Citigroup, N.A.) (Notes C, E)	2.73	1,000,000
2,000,000	NYC Transitional Fin. Auth. Rev. Bonds Ser. 1B, 2.75% (LIQ: Societe Generale) (Note C)	2.75	2,000,000
2,000,000	NYC Transitional Fin. Auth. Rev. Bonds Ser. A, 2.73% (LIQ: Bank One, N.A.) (Note C)	2.73	2,000,000
1,300,000	NYC Transitional Fin. Auth. Rev. Bonds, Ser. D, 4.00%, due 11/1/05	2.02	1,300,000
2,300,000	Oneida Indian Nation Rev. Bonds, 2.67% (LOC: Bank of America, N.A.) (Note C)	2.67	2,300,000
6,000,000	Oyster Bay GO BANS, 3.25%, due 11/18/05	2.12	6,003,090
980,000	Port Authority of NY & NJ Rev. Bonds (Special Oblig. MERLOTS) Ser. B05, 2.76% (LIQ: Wachovia Bank, N.A.) (Notes C, E)	2.76	980,000
6,500,000	Power Auth. Rev. Bonds CP Notes, Ser. 1, 2.66%, due 11/7/05 (LIQ: JPMorgan Chase Bank, Bank of Nova Scotia, Bank of New York, Bayerische Landesbank, Wachovia Bank, N.A., Landesbank Baden-Wurttemburg GZ, State Street Bank)	2.66	6,500,000

62

TD WATERHOUSE FAMILY OF FUNDS, INC.
New York Municipal Money Market Portfolio • Schedule of Investments
October 31, 2005

PRINCIPAL AMOUNT		ANNUALIZED YIELD (%)	VALUE

$ 6,000,000	Rockland Cty. GO BANS, 4.00%, due 4/6/06	2.83	$ 6,029,648
2,365,000	Suffolk Cty. IDA Rev. Bonds (Target Rock Corp.) Ser. 1987, 2.73% (LOC: Bank of Nova Scotia) (Note C)	2.73	2,365,000
2,700,000	Thruway Auth. Highway & Bridge Trust Rev. Bonds (CMC) 2.74% (LIQ: JPMorgan Chase Bank) (Notes C, E)	2.74	2,700,000
5,000,000	Thruway Auth. Service Contract Rev. Bonds (Eagle Trust) Ser. 2000305, 2.73% (LIQ: Citigroup, N.A.) (Notes C, E)	2.73	5,000,000
5,000,000	Triborough Bridge & Tunnel Auth. Rev. Bonds (Munitops) Ser. 2002-31, 2.73% (LIQ: ABN-AMRO Bank NV) (Notes C, E)	2.73	5,000,000
2,700,000	Westchester Cty. IDRB (Levister Redev.) 2.72% (LOC: Bank of New York) (Note E)	2.72	2,700,000

			142,472,738

	PUERTO RICO—4.6%
7,000,000	Commonwealth TOC’s Trust, Ser. 2001-1, 2.71% (LIQ: Bank of New York) (Notes C, E)	2.71	7,000,000

	TOTAL MUNICIPAL OBLIGATIONS (cost $149,472,738)—98.0%		149,472,738
	OTHER ASSETS AND LIABILITIES, NET—2.0%		3,104,634

	NET ASSETS—100.0%		$ 152,577,372

Please see accompanying notes to financial statements.

63

TD WATERHOUSE FAMILY OF FUNDS, INC.

Notes to Schedules of Investments
October 31, 2005

(A)	Variable rate securities. The rates shown are the current rates on October 31, 2005. Dates shown represent the next interest reset date.

(B)	These obligations were acquired for investment, not with intent to distribute or sell. They are restricted as to public resale. These obligations were acquired at a cost of par. On October 31, 2005, the aggregate market value of these securities, valued at amortized cost, is $411,200,000 and $105,000,000 representing 6.4% and 6.7% of net assets of the Money Market Portfolio and U.S. Government Portfolio, respectively.

(C)	Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(D)	Security may be called at issuer’s option prior to maturity date.

(E)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. On October 31, 2005, these securities amounted to $818,536,943 or 12.8% of net assets of the Money Market Portfolio, $199,360,759 or 27.7% of net assets of the Municipal Portfolio, $101,850,556 or 34.7% of net assets of the California Municipal Money Market Portfolio, and $60,585,000 or 39.7% of net assets of the New York Municipal Money Market Portfolio. These securities have been deemed liquid by the Board of Directors.

(F)	Security may be extended at issuer’s option as a floating rate note with a final maturity no longer than 390 days from date of purchase. Maturity date listed is the expected redemption date.

64

TD WATERHOUSE FAMILY OF FUNDS, INC.

Notes to Schedules of Investments
October 31, 2005

Description of Abbreviations

ABAG	Association of Bay Area Governments
AIG	American International Group
AMBAC	American Municipal Bond Assurance Corporation
BANS	Bond Anticipation Notes
CDA	Community Development Authority
COP	Certificates of Participation
CP	Commercial Paper
DFA	Developmental Finance Authority
EDA	Economic Development Authority
EDC	Economic Development Corporation
EDR	Economic Development Revenue
FGIC	Financial Guaranty Insurance Company
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Fannie Mae
FSA	Financial Security Assurance Inc.
GIC	Guaranteed Investment Contract
GO	General Obligation
GTY	Guarantee
HDC	Housing Development Corporation
HFA	Housing Finance Authority
HFC	Housing Finance Commission
IDA	Industrial Development Authority
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDRB	Industrial Development Revenue Bond
LIQ	Liquidity Agreement
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFC	Multi-Family Certificates
MFH	Multi-Family Housing
MTA	Metropolitan Transportation Authority
MTN	Medium Term Note
MUD	Municipal Urban Development
PCFA	Pollution Control Finance Authority
PCR	Pollution Control Revenue Bond
SBPA	Standby Bond Purchase Agreement
TOC	Tender Option Certificates
USD	Unified School District

65

66

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
TD Waterhouse Family of Funds, Inc.

We have audited the accompanying statements of assets and liabilities of TD Waterhouse Family of Funds, Inc. (comprising, respectively, the Money Market Portfolio, the U.S. Government Portfolio, the Municipal Portfolio, the California Municipal Money Market Portfolio and the New York Municipal Money Market Portfolio) (the “Funds”), including the schedules of investments, as of October 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting TD Waterhouse Family of Funds, Inc. at October 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

New York, New York
December 9, 2005

67

Directors and Officers Information (Unaudited)

The following table contains information regarding the Fund’s Directors and Officers. Directors who are not deemed to be “interested persons” of the Fund, as defined in the Investment Company Act of 1940 as amended (the “1940 Act”), are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Fund is referred to as an “Interested Director.” “Fund Complex” includes the Fund and TD Waterhouse Plus Funds, Inc., investment companies advised by TD Asset Management USA Inc. The Fund’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing TD Waterhouse Investor Services, Inc., Customer Service, One Harborside Financial Center, Plaza IV4, Jersey City, NJ 07311, or by calling 1-800-934-4448.

Name, Address And Age	Position(s) Held with the Fund	Term of Office with the Fund and Length of Time Served†	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director††

Independent Directors

RICHARD W. DALRYMPLE c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 62	Director	Since 12/12/95	Chairman of CheckSpring Community Corporation since 2004; Chief Executive Officer of American Red Cross (Nassau County Chapter) from 2003 through 2004; Chief Operating Officer of National Center for Disability Services in 2002; President of Teamwork Management, Inc. from 1996 through 2001; Trustee of The Shannon McCormack Foundation since 1988, the Kevin Scott Dalrymple Foundation since 1993; Director of Dime Bancorp, Inc. from 1990 to 2002; Director of the Council of Independent Colleges since 2000.	6	None

PETER B.M. EBY c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 67	Director	Since 6/6/02	Retired.	6	Director of Leon’s Furniture Limited since May 1977; Sixty-Split Corp. since March 2001; Director of George Weston Limited since May 2000; and Director of RSplit II Corp. since May 2004.

LAWRENCE J. TOAL c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 68	Director	Since 12/12/95	Chairman President, and Chief Executive Officer of Dime Bancorp, Inc. from January 1997 through June 2000 and President and Chief Executive Officer of Dime Bancorp, Inc. from July 2000 through February 2002 and Chief Executive Officer of the Dime Savings Bank of New York, FSB from January 1997 to February 2002.	5	None

Interested Director

GEORGE F. STAUDTER††† c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 74	Chairman and Director	Since 12/12/95	Managerial and Financial Consultant, rendering investment management, tax and estate planning services to individual clients, and strategic planning advice to corporate clients since 1989.	5	None

68	69

Name, Address And Age	Position(s) Held with the Fund	Term of Office with the Fund and Length of Time Served†	Principal Occupation(s) During Past 5 Years

Officers Who Are Not Directors

GEORGE O. MARTINEZ c/o BISYS Fund Services 100 Summer Street, Suite 1500 Boston, MA 02110 Age 46	President and Chief Executive Officer	Since 6/5/02	Since August 2002, Senior Vice President — Client Services of BISYS Fund Services; since June 2001, Chief Executive Officer and President of FundWatchDog Service LLC; from June 2000 to June 2001, Senior Vice President and Senior Managing Counsel of State Street Corporation of Boston; from March 1998 to May 2000, National Director of Investment Management and Regulatory Consulting of Arthur Anderson.

CHRISTOPHER SALFI c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age 41	Treasurer and Chief Financial Officer	Since 3/6/03	Since June 2003, Senior Director of Administration of SEI Investments; from January 1998 to June 2003, Fund Accounting Director-SEI Investments.

RICHARD H. NEIMAN c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 55	Chief Legal Officer	Since 6/10/03	Since August 1995, General Counsel, Director and Secretary of the Investment Manager; since July 1994, Executive Vice President, General Counsel, Director and Secretary of TD Waterhouse Group, Inc.; since July 1994, Executive Vice President, General Counsel, Director and Secretary of TD Waterhouse Investor Services, Inc.

MARC A. SCHUMAN c/o BISYS Fund Services 90 Park Avenue New York, NY 10016 Age 44	Vice President and Secretary	Since 3/22/05	Since February 2005, Senior Counsel at BISYS; from October 2001 through January 2005,Senior Corporate Counsel of The BISYS Group, Inc. (parent company of BISYS); from 2000through October 2001, Of Counsel, Morgan, Lewis, & Bockius LLP (law firm).

MICHELE R. TEICHNER c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 46	Chief Compliance Officer, Vice President and Assistant Secretary	Since 6/11/04 and 11/2/99	Since August 1996, Senior Vice President — Compliance, Administration and Operations of TD Asset Management USA Inc. and TD Waterhouse since June 1997 through May 2005; and since June 2004, Chief Compliance Officer for TD Asset Management USA Inc.

DAVID A. HARTMAN c/o TD Waterhouse 100 Wall Street New York, NY 10005 Age 59	Vice President and Assistant Treasurer	Since 12/12/05	Since January 2006, Managing Director, and from October 1995 to December 2005, Chief Investment Officer and Senior Vice President of the Investment Manager and TD Waterhouse.

†	There is no set term of office for Directors and Officers. The table shows the time period for which each individual has served as Director and/or Officer.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the 1940 Act, as of October 31, 2005. This does not include directorships held by a Director in the Fund Complex.
†††	Mr. Staudter is considered an “interested person” of the Fund under the 1940 Act because he owns shares of The Toronto-Dominion Bank stock.

70	71

TDW #3733 Rev. 12/05     ©2005 TD Waterhouse Investor Services, Inc. Member NYSE/SIPC.

Item 2. Code of Ethics.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The Registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)	(1) Disclose that the registrant’s board of directors has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

3(a)(1)The registrant’s board of directors has determined that the registrant has two audit committee financial experts serving on its audit committee.

3(a)(2)The audit committee financial experts are Richard W. Dalrymple and Lawrence J. Toal, who are each “independent” for purposes of this item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

        (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

2004 - $83,000
2005 - $92,500

        (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Review of Form N-14

2004 - N/A
2005 - $5,000

        (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

For services rendered by the principal accountant related to the annual tax returns and excise tax returns.

2004 - $32,275
2005 - $35,775

        (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2004 - $0
2005 - $0

        (e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The registrant’s audit committee charter (the “charter”) notes that one of the primarily responsibilities of the Audit Committee is to pre-approve any independent accountants’ engagement to render audit and/or permissible non-audit services, as required by law. In addition to the requirement to pre-approve audit and permissible non-audit services to be rendered to the Fund by its independent accountants, the Audit Committee is currently required to pre-approve non-audit services rendered by the Fund’s independent accountants to the Fund’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser), and any entity controlling, controlled by or under common control with its investment adviser that provides ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The charter also notes that the Audit Committee shall have the duty and power, among other things, (i) to select, retain or terminate independent accountants and, in connection therewith, without limitation, to approve the proposed terms of the independent accountants’ engagement and to approve the fees charged and proposed to be charged by the independent accountants to the Fund for audit and permissible non-audit services; and (ii) to meet with the Fund’s independent accountants at least twice during each fiscal year, including private meetings, and review written materials prepared by the independent accountants, as appropriate, to review all non-audit services provided by the independent accountants that do not require Audit Committee pre-approval and are provided to Covered Service Providers; and (iii) to grant pre-approval to any permissible non-audit services as required by law.

The Audit Committee may delegate its pre-approval responsibilities to one or more of its members. The member(s) to whom such responsibility is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

        (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2004 - 0%
2005 - 0%

        (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable.

        (g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

2004 - $0
2005 - $0

        (h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

Not applicable.

Item 6. Schedule of Investments.

File Schedule I – Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in ss. 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

        A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

Not applicable.

Item 11. Controls and Procedures.

        (a) Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

        (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

        (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

        (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Certifications pursuant to Rule 30a-2(a) are attached hereto.

        (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

        (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	TD Asset Management USA Funds Inc.

By (Signature and Title)*	/s/ David A. Hartman, President

Date	10/15/07

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David A. Hartman, President

Date	10/15/07

By (Signature and Title)*	/s/ Christopher Salfi, Treasurer

Date	10/15/07

* Print the name and title of each signing officer under his or her signature.